                                                      Registration No. 333-90787


    As filed with the Securities and Exchange Commission on December 6, 2001

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM S-6
                         POST-EFFECTIVE AMENDMENT NO. 3
                        TO REGISTRATION STATEMENT UNDER
                           THE SECURITIES ACT OF 1933
       OF SECURITIES OF UNIT INVESTMENT TRUSTS REGISTERED ON FORM N-8B-2

                    AMERICAN GENERAL LIFE INSURANCE COMPANY
                             SEPARATE ACCOUNT VL-R
                             (Exact Name of Trust)

                    AMERICAN GENERAL LIFE INSURANCE COMPANY
                           (Exact Name of Depositor)
                              2727-A Allen Parkway
                           Houston, Texas 77019-2191
         (Complete Address of Depositor's Principal Executive Offices)

                             Pauletta P. Cohn, Esq.
                   General Counsel, Life Insurance Operations
                        American General Life Companies
                               2929 Allen Parkway
                              Houston, Texas 77019
                (Name and Complete Address of Agent for Service)

                Title and Amount of Securities Being Registered:
                  An Indefinite Amount of Units of Interest in
                    American General Life Insurance Company
                             Separate Account VL-R
                     Under Variable Life Insurance Policies


Amount of Filing Fee:  None required.

It is proposed that this filing will become effective on January 2, 2002 pursuant to paragraph (b) of Rule 485.

Registrant elects to be governed by Rule 63-e(T)(b)(13)(i)(A) under the Investment Company Act of 1940, with respect to the Variable Life Insurance Policies described in the Prospectus.

                                      NOTE

This Post-Effective Amendment No. 3 to the Form S-6 Registration Statement No. 333-90787 ("Registration Statement") of American General Life Insurance Company ("Depositor") and its Separate Account VL-R ("Registrant") is being filed solely for the purposes of (a) including in the Registration Statement a supplement for the purpose of adding three additional investment options, (b) changing the name of one of the Funds and two of the investment options available under the Policies, (c) updating financials and (d) updating Part II information for the Depositor and the Registrant. All other pertinent information regarding this Registration Statement, including the Prospectus, was previously filed in Registrant's Post-Effective Amendment No. 2 on April 13, 2001, and is incorporated by reference herein.

                    AMERICAN GENERAL LIFE INSURANCE COMPANY
                             SEPARATE ACCOUNT VL-R
                  RECONCILIATION AND TIE BETWEEN ITEMS IN FORM
                           N-8B-2 AND THE PROSPECTUS
                    (PURSUANT TO INSTRUCTION 4 OF FORM S-6)

                             CROSS REFERENCE SHEET



ITEM NO. OF FORM N-8B-2*                           PROSPECTUS CAPTION
-----------------------------                      ------------------
1                                                  Additional Information: Separate Account VL-R.
2                                                  Additional Information: AGL.
3                                                  Inapplicable.
4                                                  Additional Information: Distribution of Policies.
5, 6                                               Additional Information:
                                                    Separate Account VL-R.
7                                                  Inapplicable.**
8                                                  Inapplicable.**
9                                                  Additional Information: Legal Matters.
10(a)                                              Additional Information: Your Beneficiary, Assigning
                                                    Your Policy.
10(b)                                              Basic Questions You May Have: How will the value
                                                    of my investment in a Policy change over time?
10(c)(d)                                           Basic Questions You May Have: How can I change
                                                    my Policy's insurance coverage?  How can I access
                                                    my investment in a Policy? Can I choose the form
                                                    in which AGL pays out any proceeds from my Policy?
                                                    Additional Information: Payment of Policy
                                                    Proceeds.
10(e)                                              Basic Questions You May Have: Must I invest any
                                                    minimum amount in a policy?
10(f)                                              Additional Information: Voting Privileges.
10(g)(1), 10(g)(4), 10(h)(3), 10(h)(2)             Basic Questions You May Have: To what extent will
                                                    AGL vary the terms and conditions of the Policies
                                                    in particular cases?  Additional Information: Voting
                                                    Privileges; Additional Rights That We Have.
10(g)(3), 10(g)(4), 10(h)(3), 10(h)(4)             Inapplicable.**
10(i)                                              Additional Information: Separate Account VL-R; Tax
                                                    Effects.
11                                                 Basic Questions You May Have: How will the value
                                                    of my investment in a Policy change over time?
                                                    Additional Information: Separate Account VL-R.
12(a)                                              Additional Information: Separate Account VL-R;
                                                    Front Cover.
12(b)                                              Inapplicable.**
12(c), 12(d)                                       Inapplicable.**
12(e)                                              Inapplicable, because the Separate Account did not
                                                    commence operations until 1998.
13(a)                                              Basic Questions You May Have: What charges will
                                                    AGL deduct from my investment in a Policy?  What
                                                    charges and expenses will the Mutual Funds deduct
                                                    from the amounts I invest through my Policy?
                                                    Additional Information: More About Policy Charges.
13(b)                                              Illustrations of Hypothetical Policy Benefits.
13(c)                                              Inapplicable.**


ITEM NO. OF FORM N-8B-2*                           PROSPECTUS CAPTION
-----------------------------                      ------------------
13(d)                                              Basic Questions You May Have: To what extent will
                                                    AGL vary the terms and conditions of the Policy in
                                                    particular cases?
13(e), 13(f), 13(g)                                None.
14                                                 Basic Questions You May Have: How can I invest
                                                    money in a Policy?
15                                                 Basic Questions You May Have: How can I invest
                                                    money in a Policy?  How do I communicate with AGL?
16                                                 Basic Questions You May Have: How will the value
                                                    of my investment in a Policy change over time?

ITEM NO.                                           ADDITIONAL INFORMATION
-----------------------------                      ----------------------
17(a), 17(b)                                       Captions referenced under Items 10(c), 10(d), and 10(e).
17(c)                                              Inapplicable.**
18(a)                                              Captions referred to under Item 16.
18(b), 18(d)                                       Inapplicable.**
18(c)                                              Additional Information: Separate Account VL-R.
19                                                 Additional Information: Separate Account VL-R;
                                                    Our Reports to Policy Owners.
20(a), 20(b), 20(c), 20(d), 20(e), 20(f)           Inapplicable.**
21(a), 21(b)                                       Basic Questions You May Have: How can I access
                                                    my investment in a Policy? Additional Information:
                                                    Payment of Policy Proceeds.
21(c)                                              Inapplicable.**
22                                                 Additional Information: Payment of Policy Proceeds-
                                                    Delay to Challenge Coverage.
23                                                 Inapplicable.**
24                                                 Basic Questions You May Have; Additional Information.
25                                                 Additional Information: AGL.
26                                                 Inapplicable, because the Separate Account did
                                                    not commence operations until 1998.
27                                                 Additional Information: AGL.
28                                                 Additional Information: AGL's Management.
29                                                 Additional Information: AGL.
30, 31, 32, 33, 34                                 Inapplicable, because the Separate Account did not
                                                    commence operations until 1998.
35                                                 Inapplicable.**
36                                                 Inapplicable.**
37                                                 None.
38, 39                                             Additional Information: Distribution of the Policies.
40                                                 Inapplicable, because the Separate Account did not
                                                    commence operations until 1998.
41(a)                                              Additional Information: Distribution of the Policies.
41(b), 41(c)                                       Inapplicable**
41, 43                                             Inapplicable, because the Separate Account did not
                                                    commence operations or issue any securities until 1998.
44(a)(1), 44(a)(2), 44(a)(3)                       Basic Questions You May Have: How will the value
                                                    of my investment in a Policy change over time?
44(a)(4)                                           Additional Information: Tax Effects--Our taxes.
44(a)(5), 44(a)(6)                                 Basic Questions You May Have: What charges will
                                                    AGL deduct from my investment in a Policy?
44(b)                                              Inapplicable.**
44(c)                                              Caption referenced in 13(d) above.


ITEM NO. OF FORM N-8B-2*                           PROSPECTUS CAPTION
-----------------------------                      ------------------
45                                                 Inapplicable, because the Separate Account did not
                                                    commence operations until 1998.
46(a)                                              Captions referenced in 44(a) above.
46(b)                                              Inapplicable.**
47, 48, 49                                         None.
50                                                 Inapplicable.**
51                                                 Inapplicable.**
52(a), 52(c)                                       Basic Questions You May Have: To what extent can
                                                    AGL vary the terms and conditions of the Policy in
                                                    particular cases? Additional Information: Additional
                                                    Rights That We Have.
52(b), 52(d)                                       None.
53(a)                                              Additional Information: Tax Effects--Our taxes.
53(b), 54                                          Inapplicable.**
55                                                 Illustrations of Hypothetical Policy Benefits.
56-59                                              Inapplicable.**

--------------
* Registrant includes this Reconciliation and Tie in its Registration Statement in compliance with Instruction 4 as to the Prospectus as set out in Form S-6. Separate Account VL-R (Account) has previously filed a notice of registration as an investment company on Form N-8A under the Investment Company Act of 1940 (Act), and a Form N-8B-2 Registration Statement. Pursuant to Sections 8 and 30(b)(1) of the
     Act, Rule 30a-1 under the Act, and Forms N-8B-2 and N-SAR under that Act, the Account will keep its Form N-8B-2 Registration Statement current through the filing of periodic reports required by the Securities and Exchange Commission (Commission).

** Not required pursuant to either Instruction 1(a) as to the Prospectus as set out in Form S-6 or the administrative practice of the Commission and its staff of adapting the disclosure requirements of the Commission's registration statement forms in recognition of the differences between variable life insurance policies and other periodic payment plan certificates issued by investment companies and between separate accounts organized as management companies and unit investment trusts.

                    AMERICAN GENERAL LIFE INSURANCE COMPANY
                             SEPARATE ACCOUNT VL-R
                        PLATINUM INVESTOR/(SM)/ SURVIVOR
                         LAST SURVIVOR FLEXIBLE PREMIUM
                         VARIABLE LIFE INSURANCE POLICY
                        SUPPLEMENT DATED JANUARY 2, 2002
                                       TO
                          PROSPECTUS DATED MAY 1, 2001
                       AS SUPPLEMENTED SEPTEMBER 12, 2001

     Effective January 2, 2002, American General Life Insurance Company ("AGL") is amending the prospectus for the purpose of (1) adding three additional investment options, (2) changing the name of one of the investment options, and
(3) changing the name of one of the Funds and one of its related investment options available under the Policies.

     FIRST, on page one of the prospectus, add the following information to the chart of Funds, Investment Advisers and Investment Options.

                  FUND                            INVESTMENT ADVISER                             INVESTMENT OPTION
-----------------------------------------   -------------------------------------  -------------------------------------------------
* Franklin Templeton Variable Insurance..   Franklin Advisers, Inc...............  Franklin U.S. Government Fund - Class 2
   Products Trust                           Franklin Mutual Advisers, LLC........  Mutual Shares Securities Fund - Class 2
                                            Templeton Investment Counsel, LLC....  Templeton International Securities Fund - Class 2


     SECOND, add the following information to the chart that begins on page 10 of the prospectus under "What charges and expenses will the Mutual Funds deduct from amounts I invest through my Policy?". Footnotes 2-12 to this chart appear in the prospectus and are not relevant to the addition of these investment options.

                                                                FUND                    OTHER FUND         TOTAL FUND
                                                             MANAGEMENT                 OPERATING          OPERATING
                                                            FEES (AFTER              EXPENSES (AFTER    EXPENSES (AFTER
                                                              EXPENSE       12B-1        EXPENSE            EXPENSE
NAME OF FUND                                               REIMBURSEMENT)    FEES     REIMBURSEMENT)     REIMBURSEMENT)
                                                           --------------   ------   ----------------   ----------------

FRANKLIN TEMPLETON VARIABLE
 INSURANCE PRODUCTS TRUST: /1, 13/
Franklin U.S. Government Fund - Class 2 /14/                   0.51%         0.25%          0.01%              0.77%

Mutual Shares Securities Fund - Class 2                        0.60%         0.25%          0.20%              1.05%

Templeton International Securities Fund - Class 2              0.67%         0.25%          0.20%              1.12%

/1/ The Fund's advisers have entered into arrangements under which they pay certain amounts to AGL for services such as proxy mailing and tabulation, mailing of fund related information and responding to Policy owners' inquiries about the Funds. The fees shown above for Total Fund Operating Expenses are unaffected by these arrangements. To the extent we receive these fees, we do not lower the Policy fees we charge you. We do not generate a profit from these fees, but only offset the cost of the services. (See "Certain Arrangements" on page 48 and "Services Agreements" on page 62.)
/13/ The Fund's Class 2 distribution plan or "rule 12b-1 plan" is described in the Fund's prospectus.
/14/ The Fund pays for administrative expenses indirectly through the Fund Management Fee.

     THIRD, on page 36 of the prospectus, the first paragraph is deleted in its entirety and replaced with the following:

     For record keeping and financial reporting purposes, Separate Account VL-R is divided into 68 separate "divisions," 44 of which correspond to the 44 variable "investment options" available since the inception of the Policy. The remaining 24 divisions, and some of these 44 divisions, represent investment options available under other variable life policies we offer. We hold the Mutual Fund shares in which we invest your accumulation value for an investment option in the division that corresponds to that investment option.

     FOURTH, the name of the Ayco Large Cap Growth Fund I has been changed to Ayco Growth Fund. For a period of time certain reports we issue may refer to Ayco Growth Fund by its former name.

     FIFTH, the name of North American Funds Variable Product Series I has been changed to VALIC Company I. The name of the Money Market Fund investment option has been changed to Money Market I Fund. American General Advisers, the investment adviser for VALIC Company I, has changed its name to VALIC. For a period of time certain reports we issue may refer to VALIC Company I, Money Market I Fund and VALIC by their former names.

                        REPORT OF INDEPENDENT AUDITORS


TO THE BOARD OF DIRECTORS OF AMERICAN GENERAL LIFE INSURANCE COMPANY AND CONTRACT OWNERS OF AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VL-R-PLATINUM INVESTOR SURVIVOR


We have audited the accompanying statement of net assets of American General Life Insurance Company Separate Account VL-R-Platinum Investor Survivor (comprised of the following divisions: AIM V.I. International Equity Fund, AIM V.I. Value Fund, Dreyfus IP MidCap Stock Portfolio, Dreyfus VIF Quality Bond Portfolio, Dreyfus VIF Small Cap Portfolio, Fidelity VIP Equity-Income Portfolio, Fidelity VIP Growth Portfolio, Fidelity VIP Asset Manager Portfolio, Fidelity VIP Contrafund Portfolio, Janus Aspen International Growth Portfolio-Service Shares, Janus Aspen Worldwide Growth Portfolio-Service Shares, Janus Aspen Aggressive Growth Portfolio-Service Shares, J.P. Morgan Small Company Portfolio, MFS Emerging Growth Series, MFS Research Series, MFS Capital Opportunities Series, MFS New Discovery Series, Neuberger Berman AMT MidCap Growth Portfolio, North American-AG International Equities Fund, North American-AG MidCap Index Fund, North American-AG Money Market Fund, North American-AG Stock Index Fund, North American-AG Small Cap Index Fund, Putnam VT Diversified Income Fund-Class IB Shares, Putnam VT Growth and Income Fund-Class IB Shares, Putnam VT International Growth and Income Fund-Class IB Shares, SAFECO RST-Equity Portfolio, SAFECO RST-Growth Opportunities Portfolio, UIF Equity Growth Portfolio, UIF High Yield Portfolio, Van Kampen LIT Strategic Stock Portfolio-Class I Shares, and Warburg Pincus Small Company Growth Portfolio) (collectively, the "Separate Account") as of December 31, 2000, and the related statement of operations and the statement of changes in net assets for the periods ended December 31, 2000. The financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on the financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2000, by correspondence with the custodians. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the divisions constituting Separate Account VL-R-Platinum Investor Survivor at December 31, 2000, the results of their operations and changes in their net assets for the periods then ended, in conformity with accounting principles generally accepted in the United States.


                               ERNST & YOUNG LLP

Houston, Texas
March 5, 2001

                                    VL-R-1

AMERICAN GENERAL LIFE INSURANCE COMPANY
PLATINUM INVESTOR SURVIVOR DIVISIONS
SEPARATE ACCOUNT VL-R


SUMMARY OF FINANCIAL STATEMENTS

                                                                               All Divisions
                                                                               -------------
STATEMENT OF NET ASSETS
December 31, 2000

ASSETS:
  Investment securities - at market (cost $16,945,926)                         $ 16,329,572
  Due to American General Life Insurance Company                                     (1,080)
                                                                               ------------
      NET ASSETS                                                               $ 16,328,492
                                                                               ============

STATEMENT OF OPERATIONS
PERIOD ENDED DECEMBER 31, 2000

INVESTMENT INCOME:
  Dividends from mutual funds                                                  $    123,678

EXPENSES:
  Mortality and expense risk and administrative fees                             (1,036,185)
                                                                               ------------
      NET INVESTMENT LOSS                                                          (912,507)
                                                                               ------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Net realized loss on investments                                                  (81,719)
  Capital gain distributions from mutual funds                                      360,869
  Net unrealized depreciation of investments during the period                     (616,354)
                                                                               ------------
      NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS                       (337,204)
                                                                               ------------

      DECREASE IN NET ASSETS RESULTING FROM OPERATIONS                         $ (1,249,711)
                                                                               ============

STATEMENT OF CHANGES IN NET ASSETS
PERIOD ENDED DECEMBER 31, 2000

OPERATIONS:
  Net investment loss                                                          $   (912,507)
  Net realized loss on investments                                                  (81,719)
  Capital gain distributions from mutual funds                                      360,869
  Net unrealized depreciation of investments during the period                     (616,354)
                                                                               ------------
      Decrease in net assets resulting from operations                           (1,249,711)
                                                                               ------------

PRINCIPAL TRANSACTIONS:
  Net premiums and net transfers                                                 16,054,824
  Purchase payment from internal rollover transactions                            2,108,440
  Cost of insurance and maintenance charges                                        (577,875)
  Policy loans                                                                       (7,186)
                                                                               ------------
      Increase in net assets resulting from principal transactions               17,578,203
                                                                               ------------
  TOTAL INCREASE IN NET ASSETS                                                   16,328,492

NET ASSETS:
  Beginning of period                                                                     -
                                                                               ------------
  End of period                                                                $ 16,328,492
                                                                               ============

     See accompanying notes.

                                    VL-R-2

AMERICAN GENERAL LIFE INSURANCE COMPANY
PLATINUM INVESTOR SURVIVOR DIVISIONS
SEPARATE ACCOUNT VL-R

                                                                                                     DIVISIONS
                                                                            -------------------------------------------------------
                                                                                    AIM V.I.                           Dreyfus IP
                                                                                 International      AIM V.I. Value    MidCap Stock
                                                                                  Equity Fund (1)      Fund (1)       Portfolio (2)
                                                                            ---------------------  ----------------  --------------
STATEMENTS OF NET ASSETS
DECEMBER 31, 2000

ASSETS:
   Investment securities - at market                                                  $ 267,292       $ 435,529         $ 2,349
   Due from American General Life Insurance Company                                           -              32               -
                                                                                      ---------       ---------         -------

     NET ASSETS                                                                       $ 267,292       $ 435,561         $ 2,349
                                                                                      =========       =========         =======

STATEMENTS OF OPERATIONS
PERIOD ENDED DECEMBER 31, 2000

INVESTMENT INCOME:
   Dividends from mutual funds                                                        $     656       $     470         $     4

EXPENSES:
   Mortality and expense risk and administrative fees                                    (4,232)         (7,549)              -
                                                                                      ---------       ---------         -------
     NET INVESTMENT LOSS                                                                 (3,576)         (7,079)              4
                                                                                      ---------       ---------         -------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on investments                                               (1,507)        (23,651)              -
   Capital gain distributions from mutual funds                                          16,781          16,357              35
   Net unrealized appreciation (depreciation) of investments during the period          (36,314)        (40,687)             34
                                                                                      ---------       ---------         -------
     NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS                             (21,040)        (47,981)             69
                                                                                      ---------       ---------         -------

     INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                      $ (24,616)      $ (55,060)        $    73
                                                                                      =========       =========         =======

(1)  Since inception June 2000.
(2)  Since inception December 2000.
(3)  Since inception August 2000.

     See accompanying notes.

                                    VL-R-3

                                                             DIVISIONS
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                  Janus Aspen        Janus Aspen
                                                                                                 International        Worldwide
Dreyfus VIF     Dreyfus VIF   Fidelity VIP     Fidelity VIP   Fidelity VIP Asset   Fidelity VP  Growth Portfolio - Growth Portfolio-
 Quality Bond  Small Cap      Equity-Income  Growth Portfolio  Manager Portfolio   Contrafund    Service Shares     Service Shares
Portfolio (3)  Portfolio (1)  Portfolio (2)         (2)               (2)          Portfolio (2)       (2)                (2)
------------- -------------- -------------- ----------------- ------------------ --------------- ---------------   ----------------

 $ 165,710     $ 315,635       $ 19,392        $ 26,019          $ 1,513           $ 19,405         $ 12,329          $ 14,112
         2            53              -               -                -                  -                -                 -
 ---------     ---------       --------        --------          -------           --------         --------          --------

 $ 165,712     $ 315,688       $ 19,392        $ 26,019          $ 1,513           $ 19,405         $ 12,329          $ 14,112
 =========     =========       ========        ========          =======           ========         ========          ========





$   3,750     $     841       $      -        $      -          $     -           $      -         $     24          $      4
      (678)       (5,219)            (1)              8               (1)                (1)              (1)                -
 ---------     ---------       --------        --------          -------           --------         --------          --------
     3,072        (4,378)            (1)              8               (1)                (1)              23                 4
 ---------     ---------       --------        --------          -------           --------         --------          --------



     1,282        (1,903)             -               -                -                  -                -                 -
         -       126,560              -               -                -                  -                -                 -
     3,359      (132,004)           301            (438)               5                288             (104)             (103)
 ---------     ---------       --------        --------          -------           --------         --------          --------
     4,641        (7,347)           301            (438)               5                288             (104)             (103)
 ---------     ---------       --------        --------          -------           --------         --------          --------
 $   7,713     $ (11,725)      $    300        $   (430)         $     4           $    287         $    (81)         $    (99)
 =========     =========       ========        =========         =======           ========         ========          ========

                                    VL-R-4

AMERICAN GENERAL LIFE INSURANCE COMPANY
PLATINUM INVESTOR SURVIVOR DIVISIONS
SEPARATE ACCOUNT VL-R

                                                                                                        DIVISIONS
                                                                              ------------------------------------------------------
                                                                                 Janus Aspen
                                                                                 Aggressive          J.P. Morgan
                                                                               Growth Portfolio -   Small Company    MFS Emerging
                                                                               Service Shares(1)    Portfolio(1)   Growth Series(2)
                                                                              -------------------  --------------  ----------------
STATEMENTS OF NET ASSETS
December 31, 2000

ASSETS:
   Investment securities - at market                                          $            22,360   $        1,977 $        467,216
   Due from (to) American General Life Insurance Company                                        -                -              550
                                                                              -------------------   -------------- ----------------

         NET ASSETS                                                           $            22,360   $        1,977 $        467,766
                                                                              ===================   ============== ================

STATEMENTS OF OPERATIONS
Period Ended December 31, 2000

INVESTMENT INCOME:
   Dividends from mutual funds                                                $                 -   $            - $              -

EXPENSES:
   Mortality and expense risk and administrative fees                                           -                -           (6,495)
                                                                              -------------------   -------------- ----------------
         NET INVESTMENT LOSS                                                                    -                -           (6,495)
                                                                              -------------------   -------------- ----------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on investments                                                      -                -           (5,288)
   Capital gain distributions from mutual funds                                                 -                -                -
   Net unrealized appreciation (depreciation) of investments
       during the period                                                                     (688)              95          (46,363)
                                                                              -------------------   -------------- ----------------
         NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS                              (688)              95          (51,651)
                                                                              -------------------   -------------- ----------------

         INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS          $              (688)  $           95 $        (58,146)
                                                                              ===================   ============== ================

(1)  Since inception December 2000.
(2)  Since inception June 2000.
(3)  Since inception November 2000.
(4)  Since inception May 2000.

See accompanying notes.

                                    VL-R-5

                                                             DIVISIONS
-----------------------------------------------------------------------------------------------------------------------------------
                                                 Neuberger
               MFS Capital      MFS New       Berman AMT Mid- North American -  North American -  North American - North American -
MFS Research Opportunities  Discovery Series    Cap Growth    AG International  AG MidCap Index   AG Money Market   AG Stock Index
 Series (1)    Series (3)         (1)          Portfolio (3)   Equity Fund (2)      Fund (2)        Fund (4)           Fund (2)
------------ -------------  ----------------  --------------- ----------------  ----------------  ---------------- ----------------
$     14,087 $      33,658  $          2,400  $       11,799  $        165,013  $        427,691  $     10,987,509  $     1,444,761
           -            (1)                -              (1)             (703)              557               480               (2)
------------ -------------  ----------------  --------------  ----------------  ----------------  ----------------  ---------------

$     14,087 $      33,657  $          2,400  $       11,798  $        164,310  $        428,248  $     10,987,989  $     1,444,759
============ =============  ================  ==============  ================  ================  ================  ===============


$          - $           -  $              -  $            -  $            318  $          1,237  $         84,548  $         4,501


          (1)          (15)                -              (3)           (2,555)           (7,712)         (966,402)         (18,195)
------------ -------------  ----------------  --------------  ----------------  ----------------  ----------------  ---------------
          (1)          (15)                -              (3)           (2,237)           (6,475)         (881,854)         (13,694)
------------ -------------  ----------------  --------------  ----------------  ----------------  ----------------  ---------------

           -             -                 -               -           (12,561)            4,899                 -          (22,914)
           -             -                 -               -            19,572            93,689                 -           39,270
          29           725               133             674           (19,514)          (96,950)                -         (151,948)
------------ -------------  ----------------  --------------  ----------------  ----------------  ----------------  ---------------
          29           725               133             674           (12,503)            1,638                 -         (135,592)
------------ -------------  ----------------  --------------  ----------------  ----------------  ----------------  ---------------

$         28 $         710  $            133  $          671  $        (14,740) $         (4,837) $       (881,854) $      (149,286)
============ =============  ================  ==============  ================  ================  ================  ===============

                                    VL-R-6

AMERICAN GENERAL LIFE INSURANCE COMPANY
PLATINUM INVESTOR SURVIVOR DIVISIONS
SEPARATE ACCOUNT VL-R

                                                                                                     DIVISIONS
                                                                           ---------------------------------------------------------
                                                                                                  Putnam VT
                                                                           North American -   Diversified Income  Putnam VT Growth
                                                                             AG Small Cap      Fund - Class IB    and Income Fund -
                                                                            Index Fund (1)        Shares (2)     Class IB Shares (3)
                                                                           -----------------  -----------------  -------------------
STATEMENTS OF NET ASSETS
December 31, 2000

ASSETS:
     Investment securities - at market                                     $               -  $          47,279  $          220,603
     Due from (to) American General Life Insurance Company                               791                (65)               (174)
                                                                           -----------------  -----------------  ------------------

         NET ASSETS                                                        $             791  $          47,214  $          220,429
                                                                           =================  =================  ==================

STATEMENTS OF OPERATIONS
Period Ended December 31, 2000

INVESTMENT INCOME:
     Dividends from mutual funds                                           $               -  $               -  $                -

EXPENSES:
     Mortality and expense risk and administrative fees                                   33               (197)             (2,696)
                                                                           -----------------  -----------------  ------------------
         NET INVESTMENT LOSS                                                              33               (197)             (2,696)
                                                                           -----------------  -----------------  ------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
     Net realized gain (loss) on investments                                               -               (780)                102
     Capital gain distributions from mutual funds                                          -                  -                   -
     Net unrealized appreciation (depreciation) of investments
          during the period                                                                -                410               9,467
                                                                           -----------------  -----------------  ------------------
         NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS                            -               (370)              9,569
                                                                           -----------------  -----------------  ------------------

         INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS       $              33  $            (567) $            6,873
                                                                           =================  =================  ==================

(1) Since inception December 2000.
(2) Since inception August 2000.
(3) Since inception June 2000.
(4) Since inception July 2000.
(5) Since inception November 2000.

     See accompanying notes.

                                     VL-R-7

                                                            DIVISIONS
----------------------------------------------------------------------------------------------------------------------------------
     Putnam VT                            SAFECO RST-                                         Van Kampen LIT       Warburg Pincus
International Growth    SAFECO RST -        Growth         UIF Equity                         Strategic Stock       Small Company
 and Income Fund -    Equity Portfolio   Opportunities  Growth Portfolio   UIF High Yield   Portfolio - Class 1   Growth Portfolio
Class IB Shares (2)         (2)          Portfolio (3)        (3)          Portfolio (4)        Shares (4)              (5)
--------------------  ----------------   -------------  ----------------   --------------   -------------------   ----------------
$            216,044  $         60,868   $     287,555  $        244,157   $      215,840   $           152,514   $         26,956
                (517)             (556)           (583)             (952)               9                     -                  -
--------------------  ----------------   -------------  ----------------   --------------   -------------------   ----------------
$            215,527  $         60,312   $     286,972  $        243,205   $      215,849   $           152,514   $         26,956
====================  ================   =============  ================   ==============   ===================   ================




$                  -  $            466   $           -  $              -   $       26,859   $                 -   $              -


              (3,315)             (151)         (4,489)           (3,652)            (672)               (1,990)                (4)
--------------------  ----------------   -------------  ----------------   --------------   -------------------   ----------------
              (3,315)              315          (4,489)           (3,652)          26,187                (1,990)                (4)
--------------------  ----------------   -------------  ----------------   --------------   -------------------   ----------------

             (12,804)                -          (2,962)             (585)          (4,187)                1,140                  -
                   -                 -          31,366            11,240                -                     -              5,999
              13,955            (1,826)        (48,268)          (35,313)         (43,335)               12,792             (4,766)
--------------------  ----------------   -------------  ----------------   --------------   -------------------   ----------------
               1,151            (1,826)        (19,864)          (24,658)         (47,522)               13,932              1,233
--------------------  ----------------   -------------  ----------------   --------------   -------------------   ----------------
$             (2,164) $         (1,511)  $     (24,353) $        (28,310)  $      (21,335)  $            11,942   $          1,229
====================  ================   =============  ================   ==============   ===================   ================

                                     VL-R-8

AMERICAN GENERAL LIFE INSURANCE COMPANY
PLATINUM INVESTOR SURVIVOR DIVISIONS
SEPARATE ACCOUNT VL-R

                                                                                          DIVISIONS
                                                                         -----------------------------------------------
                                                                            AIM V.I.                         Dreyfus IP
                                                                         International    AIM V.I. Value   MidCap Stock
                                                                         Equity Fund (1)      Fund (1)       Portfolio(2)
                                                                         ---------------   --------------   ------------
STATEMENTS OF CHANGES IN NET ASSETS
Period Ended December 31, 2000

OPERATIONS:
     Net investment income (loss)                                        $        (3,576)  $       (7,079)  $          4
     Net realized gain (loss) on investments                                      (1,507)         (23,651)             -
     Capital gain distributions from mutual funds                                 16,781           16,357             35
     Net unrealized appreciation (depreciation) of
      investments during the period                                              (36,314)         (40,687)            34
                                                                         ---------------   --------------   ------------
         Increase (decrease) in net assets resulting
          from operations                                                        (24,616)         (55,060)            73
                                                                         ---------------   --------------   ------------
PRINCIPAL TRANSACTIONS:
     Net premiums and net transfers                                              298,994          513,251          2,276
     Purchase payment from internal rollover transactions                              -                -              -
     Cost of insurance and maintenance charges                                    (7,086)         (22,630)             -
     Policy loans                                                                      -                -              -
                                                                         ---------------   --------------   ------------
         Increase in net assets resulting from principal
          transactions                                                           291,908          490,621          2,276
                                                                         ---------------   --------------   ------------
     TOTAL INCREASE IN NET ASSETS                                                267,292          435,561          2,349

NET ASSETS:
     Beginning of period                                                               -                -              -
                                                                         ---------------   --------------   ------------
     End of period                                                       $       267,292   $      435,561   $      2,349
                                                                         ===============   ==============   ============

UNITS OUTSTANDING, END OF PERIOD:                                             34,921.400       55,506.091        239.158

VALUE PER UNIT:                                                          $      7.654102   $     7.847096   $   9.819659

(1) Since inception June 2000.
(2) Since inception December 2000.
(3) Since inception August 2000.

     See accompanying notes.

                                     VL-R-9

                                                             DIVISIONS
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                   Janus Aspen       Janus Aspen
                                                                                                  International       Worldwide
Dreyfus VIF    Dreyfus VIF    Fidelity VIP     Fidelity VIP    Fidelity VIP Asset  Fidelity VIP  Growth Portfolio- Growth Portfolio-
Quality Bond    Small Cap     Equity-Income  Growth Portfolio  Manager Portfolio    Contrafund    Service Shares    Service Shares
 Portfolio(3) Portfolio (1)   Portfolio (2)        (2)                (2)           Portfolio(2)       (2)               (2)
------------  -------------   -------------  ----------------  ------------------  ------------  ----------------  -----------------
$      3,072  $      (4,378)  $          (1) $              8  $               (1) $         (1) $             23  $              4
       1,282         (1,903)              -                 -                   -             -                 -                 -
           -        126,560               -                 -                   -             -                 -                 -
       3,359       (132,004)            301              (438)                  5           288              (104)             (103)
------------  -------------   -------------  ----------------  ------------------  ------------  ----------------  ----------------
       7,713        (11,725)            300              (430)                  4           287               (81)              (99)
------------  -------------   -------------  ----------------  ------------------  ------------  ----------------  ----------------

     165,188        337,389          19,092            26,667               1,509        19,118            12,410            14,211
           -              -               -                 -                   -             -                 -                 -
      (7,189)        (9,976)              -              (218)                  -             -                 -                 -
           -              -               -                 -                   -             -                 -                 -
------------  -------------   -------------  ----------------  ------------------  ------------  ----------------  ----------------
     157,999        327,413          19,092            26,449               1,509        19,118            12,410            14,211
------------  -------------   -------------  ----------------  ------------------  ------------  ----------------  ----------------
     165,712        315,688          19,392            26,019               1,513        19,405            12,329            14,112


           -              -               -                 -                   -             -                 -                 -
------------  -------------   -------------  ----------------  ------------------  ------------  ----------------  ----------------
$    165,712  $     315,688   $      19,392  $         26,019  $            1,513  $     19,405  $         12,329  $         14,112
============  =============   =============  ================  ==================  ============  ================  ================

  15,245.865     30,064.256       1,916.727         2,906.861             155.218     2,022.211         1,375.535         1,566.080

$  10.869312  $   10.500430   $   10.117081  $       8.950784  $         9.748256  $   9.595843  $       8.963083  $       9.011174

                                    VL-R-10

AMERICAN GENERAL LIFE INSURANCE COMPANY
PLATINUM INVESTOR SURVIVOR DIVISIONS
SEPARATE ACCOUNT VL-R

                                                                                                DIVISIONS
                                                                         -------------------------------------------------------
                                                                            Janus Aspen
                                                                            Aggressive         J.P. Morgan
                                                                         Growth Portfolio -   Small Company      MFS Emerging
                                                                          Service Shares(1)     Portfolio(1)   Growth Series (2)
                                                                         -----------------    -------------    -----------------
STATEMENTS OF CHANGES IN NET ASSETS
PERIOD ENDED DECEMBER 31, 2000

OPERATIONS:
     Net investment loss                                                 $               -    $           -    $          (6,495)
     Net realized gain (loss) on investments                                             -                -               (5,288)
     Capital gain distributions from mutual funds                                        -                -                    -
     Net unrealized appreciation (depreciation) of
      investments during the year                                                     (688)              95              (46,363)
                                                                         -----------------    -------------    -----------------
         Increase (decrease) in net assets resulting
          from operations                                                             (688)              95              (58,146)
                                                                         -----------------    -------------    -----------------
PRINCIPAL TRANSACTIONS:
     Net premiums and net transfers                                                 23,267            1,882              545,257
     Purchase payment from internal rollover transactions                                -                -                    -
     Cost of insurance and maintenance charges                                        (219)               -              (19,345)
     Policy loans                                                                        -                -                    -
                                                                         -----------------    -------------    -----------------
         Increase in net assets resulting from principal
          transactions                                                              23,048            1,882              525,912
                                                                         -----------------    -------------    -----------------
     TOTAL INCREASE IN NET ASSETS                                                   22,360            1,977              467,766

NET ASSETS:
     Beginning of period                                                                 -                -                    -
                                                                         -----------------    -------------    -----------------
     End of period                                                       $          22,360    $       1,977    $         467,766
                                                                         =================    =============    =================
UNITS OUTSTANDING, END OF PERIOD:                                                2,879.280          209.320           60,356.253

VALUE PER UNIT:                                                          $        7.765605    $    9.442080    $        7.750088

(1) Since inception December 2000.
(2) Since inception June 2000.
(3) Since inception November 2000.
(4) Since inception May 2000.

     See accompanying notes.

                                    VL-R-11

                                                            DIVISIONS
----------------------------------------------------------------------------------------------------------------------------------
                                                 Neuberger
               MFS Capital       MFS New      Berman AMT Mid -  North American -  North American - North American - North American -
MFS Research  Opportunities  Discovery Series   Cap Growth     AG International   AG MidCap Index  AG Money Market  AG Stock Index
 Series (1)    Series (3)          (1)         Portfolio (3)   Equities Fund (2)     Fund (2)         Fund (4)         Fund (2)
------------  -------------  ---------------- ---------------  -----------------  ---------------  ---------------  --------------

$         (1) $         (15) $              - $            (3) $          (2,237) $        (6,475) $      (881,854) $      (13,694)
           -              -                 -               -            (12,561)           4,899                -         (22,914)
           -              -                 -               -             19,572           93,689                -          39,270
          29            725               133             674            (19,514)         (96,950)               -        (151,948)
------------  -------------  ---------------- ---------------  -----------------  ---------------  ---------------  --------------
          28            710               133             671            (14,740)          (4,837)        (881,854)       (149,286)
------------  -------------  ---------------- ---------------  -----------------  ---------------  ---------------  --------------

      14,059         33,166             2,267          11,127            187,175          447,466       10,150,898       1,644,251
           -              -                 -               -                  -                -        2,108,440               -
           -           (219)                -               -             (8,125)         (14,381)        (382,309)        (50,206)
           -              -                 -               -                  -                -           (7,186)              -
------------  -------------  ---------------- ---------------  -----------------  ---------------  ---------------  --------------
      14,059         32,947             2,267          11,127            179,050          433,085       11,869,843       1,594,045
------------  -------------  ---------------- ---------------  -----------------  ---------------  ---------------  --------------
      14,087         33,657             2,400          11,798            164,310          428,248       10,987,989       1,444,759


           -              -                 -               -                  -                -                -               -
------------  -------------  ---------------- ---------------  -----------------  ---------------  ---------------  --------------
$     14,087  $      33,657  $          2,400 $        11,798  $         164,310  $       428,248  $    10,987,989  $    1,444,759
============  =============  ================ ===============  =================  ===============  ===============  ==============

   1,564.745      3,770.120           256.772       1,419.475         19,390.877       39,907.337    1,053,784.787     164,267.878

$   9.002491  $    8.927527  $       9.346527 $      8.311374  $        8.473561  $     10.731076  $     10.427166  $     8.795144

                                    VL-R-12

AMERICAN GENERAL LIFE INSURANCE COMPANY
PLATINUM INVESTOR SURVIVOR DIVISIONS
SEPARATE ACCOUNT VL-R

                                                                                            DIVISIONS
                                                                    ---------------------------------------------------------
                                                                                           Putnam VT         Putnam VT Growth
                                                                    North American -   Diversified Income    and Income Fund -
                                                                     AG Small Cap       Fund - Class IB      Class IB Shares
                                                                    Index Fund (1)         Shares (2)              (3)
                                                                    ---------------    ------------------    ----------------
STATEMENTS OF CHANGES IN NET ASSETS
PERIOD ENDED DECEMBER 31, 2000

OPERATIONS:
     Net investment income (loss)                                   $            33    $             (197)   $         (2,696)
     Net realized gain (loss) on investments                                      -                  (780)                102
     Capital gain distributions from mutual funds                                 -                     -                   -
     Net unrealized appreciation (depreciation) of
      investments during the year                                                 -                   410               9,467
                                                                    ---------------    ------------------    ----------------
         Increase (decrease) in net assets resulting
          from operations                                                        33                  (567)              6,873
                                                                    ---------------    ------------------    ----------------
PRINCIPAL TRANSACTIONS:
     Net premiums and net transfers                                             758                49,940             219,736
     Purchase payment from internal rollover transactions                         -                     -                   -
     Cost of insurance and maintenance charges                                    -                (2,159)             (6,180)
     Policy loans                                                                 -                     -                   -
                                                                    ---------------    ------------------    ----------------
         Increase in net assets resulting from principal
          transactions                                                          758                47,781             213,556
                                                                    ---------------    ------------------    ----------------
     TOTAL INCREASE IN NET ASSETS                                               791                47,214             220,429

NET ASSETS:
     Beginning of period                                                          -                     -                   -
                                                                    ---------------    ------------------    ----------------
     End of period                                                  $           791    $           47,214    $        220,429
                                                                    ===============    ==================    ================

UNITS OUTSTANDING, END OF PERIOD:                                            80.817             4,771.728          20,717.804

VALUE PER UNIT:                                                     $      9.787508    $         9.894430    $      10.639616

(1) Since inception December 2000.
(2) Since inception August 2000.
(3) Since inception June 2000.
(4) Since inception July 2000.
(5) Since inception November 2000.

     See accompanying notes.

                                    VL-R-13

                                                             DIVISIONS
-----------------------------------------------------------------------------------------------------------------------------------
     Putnam VT                              SAFECO RST -                                         Van Kampen LIT      Warburg Pincus
International Growth       SAFECO RST -       Growth           UIF Equity                       Strategic Stock     Small Company
  and Income Fund -      Equity Portfolio  Opportunities    Growth Portfolio  UIF High Yield  Portfolio - Class I  Growth Portfolio
Class IB Shares (2)            (2)         Portfolio (3)          (3)         Portfolio (4)       Shares (4)             (5)
-------------------      ----------------  -------------    ----------------  --------------  -------------------  ----------------
$            (3,315)     $            315  $      (4,489)   $         (3,652) $       26,187  $            (1,990) $             (4)
            (12,804)                    -         (2,962)               (585)         (4,187)               1,140                 -
                  -                     -         31,366              11,240               -                    -             5,999
             13,955                (1,826)       (48,268)            (35,313)        (43,335)              12,792            (4,766)
-------------------      ----------------  -------------    ----------------  --------------  -------------------  ----------------
             (2,164)               (1,511)       (24,353)            (28,310)        (21,335)              11,942             1,229
-------------------      ----------------  -------------    ----------------  --------------  -------------------  ----------------

            225,265                63,034        328,683             278,218         242,075              150,468            25,727
                  -                     -              -                   -               -                    -                 -
             (7,574)               (1,211)       (17,358)             (6,703)         (4,891)              (9,896)                -
                  -                     -              -                   -               -                    -                 -
-------------------      ----------------  -------------    ----------------  --------------  -------------------  ----------------
            217,691                61,823        311,325             271,515         237,184              140,572            25,727
-------------------      ----------------  -------------    ----------------  --------------  -------------------  ----------------
            215,527                60,312        286,972             243,205         215,849              152,514            26,956


                  -                     -              -                   -               -                    -                 -
-------------------      ----------------  -------------    ----------------  --------------  -------------------  ----------------
$           215,527      $         60,312  $     286,972    $        243,205  $      215,849  $           152,514  $         26,956
===================      ================  =============    ================  ==============  ===================  ================

         21,812.345             6,824.609     33,958.773          30,020.793      23,905.804           13,493.184         2,931.796

$          9.880974      $       8.837370  $    8.450623    $       8.101226  $     9.029132  $         11.303082  $       9.194228

                                    VL-R-14

NOTES TO FINANCIAL STATEMENTS
Platinum Investor Survivor Divisions
SEPARATE ACCOUNT VL-R

Note A - Organization

     The Platinum Investor Survivor Divisions (the "Divisions") of American General Life Insurance Company Separate Account VL-R (the "Separate Account") received their first deposits in May 2000. The Separate Account was established by resolution of the Board of Directors of American General Life Insurance Company (the "Company") on May 6, 1997. The Separate Account is registered under the Investment Company Act of 1940 as a unit investment trust and consists of sixty-five investment divisions at December 31, 2000.

     The forty-one Divisions, funded by series of independently managed mutual fund portfolios ("Funds"), available to Platinum Investor Survivor Variable Life Insurance policy owners are as follows:

AIM Variable Insurance Funds ("V.I."):
  AIM V.I. International Equity Fund
  AIM V.I. Value Fund

American Century Variable Portfolios, Inc. ("VP"):
  VP Value Fund /(1)/ *

Ayco Series Trust:
  Ayco Large Cap Growth Fund I /(2)/ *

Dreyfus Investment Portfolios ("IP"):
  MidCap Stock Portfolio /(1)/

Dreyfus Variable Investment Fund ("VIF")
  Quality Bond Portfolio
  Small Cap Portfolio

Fidelity Variable Insurance Products Fund ("VIP"):
  VIP Equity-Income Portfolio /(1)/
  VIP Growth Portfolio /(1)/
  VIP Asset Manager Portfolio /(1)/
  VIP Contrafund Portfolio /(1)/

Janus Aspen Series - Service Shares:
  International Growth Portfolio /(1)/
  Worldwide Growth Portfolio /(1)/
  Aggressive Growth Portfolio /(1)/

J.P. Morgan Series Trust II:
  J.P. Morgan Small Company Portfolio /(1)/

MFS Variable Insurance Trust:
  MFS Emerging Growth Series
  MFS Research Series /(1)/
  MFS Capital Opportunities Series /(1)/
  MFS New Discovery Series /(1)/

Neuberger Berman Advisers Management Trust ("AMT"):
  Mid-Cap Growth Portfolio /(1)/

North American Funds Variable Product Series I/(3)/
(a related party):
  International Equities Fund
  MidCap Index Fund
  Money Market Fund
  Nasdaq-100 Index Fund /(1)/ *
  Stock Index Fund
  Small Cap Index Fund /(1)/
  Science & Technology Fund /(1)/ *

PIMCO Variable Insurance Trust Administrative
Class:
  PIMCO Short-Term Bond Portfolio /(1)/ *
  PIMCO Real Return Bond Portfolio /(1)/ *
  PIMCO Total Return Bond Portfolio /(1)/ *

Putnam Variable Trust - Class IB Shares ("VT"):
  Putnam VT Diversified Income Fund
  Putnam VT Growth and Income Fund
  Putnam VT International Growth and Income
     Fund

SAFECO Resource Series Trust ("RST"):
  Equity Portfolio
  Growth Opportunities Portfolio /(4)/

The Universal Institutional Funds, Inc. ("UIF"):
  Equity Growth Portfolio
  High Yield Portfolio

Vanguard Variable Insurance Fund ("VIF"):
  High Yield Bond Portfolio /(1)/ *
  REIT Index Portfolio /(1)/ *

Van Kampen Life Investment Trust ("LIT") -
Class I Shares:
  Strategic Stock Portfolio

Warburg Pincus Trust:
  Small Company Growth Portfolio /(1)/

   * As of December 31, 2000, these Divisions are not active.

(1) Effective November 1, 2000, these additional divisions became available to Platinum Investor Survivor contract owners.
(2) Effective December 1, 2000, the Ayco Large Cap Growth Fund I became an additional division available to Platinum Investor Survivor contract owners.
(3) Effective October 1, 2000, American General Series Portfolio Company (AGSPC) changed its name to North American Funds Variable Product Series I.
(4) Effective May 1, 2000, SAFECO Growth Portfolio changed its name to SAFECO Growth Opportunities Portfolio.

                                    VL-R-15

  Net premiums are allocated to the Divisions and invested in accordance with contract owner's instructions. There is no assurance that the investment objectives of any of the divisions will be met. Contract owners solely bear the investment risk of premium payments allocated to a division.


Note B - Summary of Significant Accounting Policies and Basis of Presentation

  The accompanying financial statements of the Divisions of the Separate Account have been prepared on the basis of accounting principles generally accepted in the United States ("GAAP"). The accounting principles followed by the Divisions and the methods of applying those principles are presented below.

  Security valuation - The investments in shares of the Funds listed above are valued at the closing net asset value (market) per share as determined by the fund on the day of measurement.

  Security transactions and related investment income - Security transactions are accounted for on the date the order to buy or sell is executed (trade date). Dividend income and distributions of capital gains are recorded on the ex-dividend date and reinvested upon receipt. Realized gains and losses from security transactions are determined on the basis of identified cost.

  Policy loans - When a policy loan is made, the loan amount is transferred to the Company from the policyholder's selected investment Division(s), and held as collateral. Interest on this collateral amount is credited to the policy at an effective annual rate of 4%, and loan interest is charged to the policy at an effective annual rate of 4.50% during the first 10 Policy years and 4.25% thereafter. Loan repayments are invested in the policyholder's selected investment Division(s), after they are first used to repay all loans taken from the declared fixed interest account option.

  Contract charges

  Deductions from premium payments. Certain jurisdictions require that a deduction be made from each premium payment for taxes. The amount of such deduction currently ranges from 0.75% to 3.5%. Prior to allocation to the Separate Account, an additional 6.5% is deducted from each after-tax premium payment. For the period ended December 31, 2000, this deduction totaled $1,046,468.

  Separate Account charges. Currently, daily charges at an annual rate of 0.40% on the daily net asset value of the Divisions are paid to the Company. These charges are made in return for the Company's assumption of mortality and expense risks associated with the policies issued.

  For each policy, a reduction in the current daily charge by 0.20% will occur after Policy year 10, and a further reduction of 0.10% will occur after Policy year 30. Because the policies were first offered in 2000, no decreases in daily charges have occurred for any outstanding policy.

  Other charges paid to the Company include: deductions for monthly administrative charges, the cost of insurance, additional benefit riders, and withdrawal charges.

  The monthly maintenance charge deduction is $6 for each policy in force. An additional monthly charge from your accumulation value is charged during the first 10 Policy years, or for the 10 Policy years on any increase in specified amount. This charge varies according to the amount of base coverage and the ages and the premium classes of the contingent insureds. This charge is a maximum of $1.00 for each $1,000 of specified amount.

  Since determination of both the insurance rate and the Company's net amount at risk depends upon several factors, the cost of insurance deduction may vary from month to month. Policy accumulation value, specified amount of insurance and certain characteristics of the insured person are among the variables included in the calculation for the monthly cost of insurance deduction. For the period ended December 31, 2000, cost of insurance, maintenance charges, and additional monthly expense deductions of $577,875 were collected.

                                    VL-R-16

SEPARATE ACCOUNT VL-R - Platinum Investor Survivor Divisions

Note B - Summary of Significant Accounting Policies and Basis of Presentation - Continued

  Contract charges - Continued

  Surrender charges are deducted if the policy is surrendered during the policy's first ten years. In addition, a $25 transaction fee per policy is charged for each partial surrender made. No surrender charges or transaction fees were collected for the period ended December 31, 2000.

  Use of estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States ("GAAP") requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the reported amounts of income and expenses during the period. Actual results could differ from those estimates.

Note C - Federal Income Taxes

  The Company is taxed as a life insurance company under the Internal Revenue Code and includes the operations of the Separate Account in determining its federal income tax liability. As a result, the Separate Account is not taxed as a "Regulated Investment Company" under subchapter M of the Internal Revenue Code. Under existing federal income tax law, the investment income and capital gains from sales of investments realized by the Separate Account are not taxable. Therefore, no federal income tax provision has been made.

                                    VL-R-17

NOTE D - SECURITY PURCHASES AND SALES

     For period ended December 31, 2000, the aggregate cost of purchases and proceeds from the sales of investments were:

                                   Funds                                          Purchases              Sales
                                   -----                                          ---------              -----
              AIM V.I. International Equity Fund                                  $ 319,607            $ 14,493
              AIM V.I. Value Fund                                                   797,724             297,856
              Dreyfus IP MidCap Stock Portfolio                                       2,315                   -
              Dreyfus VIF Quality Bond Portfolio                                    350,122             189,053
              Dreyfus VIF Small Cap Portfolio                                       475,289              25,747
              Fidelity VIP Equity-Income Portfolio                                   19,091                   -
              Fidelity VIP Growth Portfolio                                          26,457                   -
              Fidelity VIP Asset Manager Portfolio                                    1,508                   -
              Fidelity VIP Contrafund Portfolio                                      19,117                   -
              Janus Aspen International Growth Portfolio - Service Shares            12,433                   -
              Janus Aspen Worldwide Growth Portfolio - Service Shares                14,215                   -
              Janus Aspen Aggressive Growth Portfolio - Service Shares               23,048                   -
              J.P. Morgan Small Company Portfolio                                     1,882                   -
              MFS Emerging Growth Series                                            606,068              87,201
              MFS Research Series                                                    14,058                   -
              MFS Capital Opportunities Series                                       32,933                   -
              MFS New Discovery Series                                                2,267                   -
              Neuberger Berman AMT Mid-Cap Growth Portfolio                          11,125                   -
              North American - AG International Equities Fund                       423,150             226,061
              North American - AG MidCap Index Fund                                 789,433             269,691
              North American - AG Money Market Fund                              18,401,800           7,414,291
              North American - AG Stock Index Fund                                1,983,830             364,210
              Putnam VT Diversified Income Fund - Class IB Shares                   136,728              89,079
              Putnam VT Growth and Income Fund - Class IB Shares                    228,998              17,964
              Putnam VT International Growth and Income Fund - Class IB Shares      418,029             203,135
              SAFECO RST-Equity Portfolio                                            62,694                   -
              SAFECO RST-Growth Opportunities Portfolio                             641,168             302,383
              UIF Equity Growth Portfolio                                           304,241              24,186
              UIF High Yield Portfolio                                              351,835              88,473
              Van Kampen LIT Strategic Stock Portfolio - Class I Shares             195,770              57,189
              Warburg Pincus Small Company Growth Portfolio                          31,722                   -
                                                                               ------------         -----------
              Total                                                            $ 26,698,657         $ 9,671,012
                                                                               ============         ===========

                                    VL-R-18

SEPARATE ACCOUNT VL-R - PLATINUM INVESTOR SURVIVOR DIVISIONS
NOTES TO FINANCIAL STATEMENTS - CONTINUED


NOTE E - INVESTMENTS

     The cost of fund shares is the same for financial reporting and federal income tax purposes. The following is a summary of fund shares owned as of December 31, 2000:


                                                                   Net            Value of                          Unrealized
                                                                   Asset          Shares at        Cost of         Appreciation/
            Funds                                      Shares      Value           Market        Shares Held      (Depreciation)
            -----                                      -----       -----         ---------     ---------------    --------------
AIM Variable Insurance Funds
----------------------------
    AIM V.I. International Equity Fund               13,284.894    $ 20.12        $ 267,292       $ 303,606         $ (36,314)
    AIM V.I. Value Fund                              15,947.613      27.31          435,529         476,216           (40,687)
                                                                                  ---------       ---------         ---------
                                                                                    702,821         779,822           (77,001)
Dreyfus Investment Portfolio
----------------------------
    MidCap Stock Portfolio                              164.360      14.29            2,349           2,315                34

Dreyfus Variable Investment Fund
--------------------------------
    Quality Bond Fund                                14,548.745      11.39          165,710         162,351             3,359
    Small Cap Portfolio                               7,832.126      40.30          315,635         447,639          (132,004)
                                                                                  ---------       ---------         ---------
                                                                                    481,345         609,990          (128,645)
Fidelity Variable Insurance Products Fund
-----------------------------------------
    VIP Equity-Income Portfolio                         763.159      25.41           19,392          19,091               301
    VIP Growth Portfolio                                599.099      43.43           26,019          26,457              (438)
    VIP Asset Manager                                    95.234      15.89            1,513           1,508                 5
    VIP Contrafund Portfolio                            820.856      23.64           19,405          19,117               288
                                                                                  ---------       ---------         ---------
                                                                                     66,329          66,173               156
Janus Aspen Series - Service Shares
-----------------------------------
    International Growth Portfolio                      402.390      30.64           12,329          12,433              (104)
    Worldwide Growth Portfolio                          383.802      36.77           14,112          14,215              (103)
    Aggressive Growth Portfolio                         621.619      35.97           22,360          23,048              (688)
                                                                                  ---------       ---------         ---------
                                                                                     48,801          49,696              (895)
J.P. Morgan Series Trust II
---------------------------
    J.P. Morgan Small Company Portfolio                 137.457      14.38            1,977           1,882                95

MFS Variable Insurance Trust
----------------------------
    MFS Emerging Growth Series                       16,200.268      28.84          467,216         513,579           (46,363)
    MFS Reasearch Series                                677.246      20.80           14,087          14,058                29
    MFS Capital Opportunities Series                  1,747.571      19.26           33,658          32,933               725
    MFS New Discovery Series                            144.503      16.61            2,400           2,267               133
                                                                                  ---------       ---------         ---------
                                                                                    517,361         562,837           (45,476)

                                    VL-R-19

                                                                                   Value of                        Unrealized
                                                                       Net Asset  Shares at        Cost of        Appreciation/
             Funds                                         Shares        Value      Market       Shares Held     (Depreciation)
             -----                                         ------      ---------  ----------     -----------     ---------------
Neuberger Berman Advisers Management Trust
------------------------------------------
    Mid-Cap Growth Portfolio                                  524.870  $ 22.48   $     11,799   $      11,125    $      674

North American Funds Variable Product Series I
----------------------------------------------
    International Equities Fund                            16,667.942     9.90        165,013         184,527       (19,514)
    MidCap Index Fund                                      21,765.459    19.65        427,691         524,641       (96,950)
    Money Market Fund                                  10,987,509.200     1.00     10,987,509      10,987,509             -
    Stock Index Fund                                       37,236.111    38.80      1,444,761       1,596,709      (151,948)
                                                                                 ------------   -------------    -----------
                                                                                   13,024,974      13,293,386      (268,412)
Putnam Variable Trust - Class IB Shares
----------------------------------------
    Putnam VT Diversified Income Fund                       5,189.779     9.11         47,279          46,869           410
    Putnam VT Growth and Income Fund                        8,563.792    25.76        220,603         211,136         9,467
    Putnam VT International Growth and Income Fund         16,305.221    13.25        216,044         202,089        13,955
                                                                                 ------------   -------------    ----------
                                                                                      483,926         460,094        23,832
SAFECO Resource Series Trust
-----------------------------
    Equity Portfolio                                        2,216.599    27.46         60,868          62,694        (1,826)
    Growth Opportunities Portfolio                         15,287.366    18.81        287,555         335,823       (48,268)
                                                                                 ------------   -------------    -----------
                                                                                      348,423         398,517       (50,094)
The Universal Institutional Funds, Inc.
---------------------------------------
    Equity Growth Portfolio                                14,567.858    16.76        244,157         279,470       (35,313)
    High Yield Portfolio                                   27,115.516     7.96        215,840         259,175       (43,335)
                                                                                 ------------   -------------    -----------
                                                                                      459,997         538,645       (78,648)
Van Kampen Life Investment Trust - Class I Shares
-------------------------------------------------
    Strategic Stock Portfolio                              12,752.009    11.96        152,514         139,722        12,792

Warburg Pincus Trust
--------------------
    Small Company Growth Portfolio                          1,616.056    16.68         26,956          31,722        (4,766)
                                                                                 ------------   -------------    -----------
Total                                                                            $ 16,329,572   $  16,945,926    $ (616,354)
                                                                                 ============   =============    ===========

                                    VL-R-20

SEPARATE ACCOUNT VL-R - PLATINUM INVESTOR SURVIVOR DIVISIONS
NOTES TO FINANCIAL STATEMENTS - CONTINUED


NOTE F - SUMMARY OF CHANGES IN UNITS

Summary of Changes in Units for the Period Ended December 31, 2000

                                                                              DIVISIONS
                                       ---------------------------------------------------------------------------------------------
                                           AIM V.I.                 Dreyfus IP     Dreyfus VIF                        Fidelity VIP
                                       International   AIM V.I.    MidCap Stock   Quality Bond   Dreyfus VIF Small      Equity
                                        Equity Fund   Value Fund     Portfolio      Portfolio      Cap Portolio     Income Portfolio
                                       -------------  ----------   ------------   ------------   -----------------  ----------------
Outstanding at beginning of period               -             -             -               -                -               -
Premiums                                 6,604.805     7,026.592             -               -        5,512.560               -
Transfers between funds                 29,285.979    51,526.886       239.158      15,970.943       25,616.747       1,916.727
Cost of insurance and administrative
  charges                                 (969.384)   (3,047.387)            -        (725.078)      (1,065.051)              -
Policy loans                                     -             -             -               -                -               -
                                       ------------   ----------   -----------    ------------   --------------     -----------
Outstanding at end of period            34,921.400    55,506.091       239.158      15,245.865       30,064.256       1,916.727
                                       ===========    ==========   ===========    ============   ==============     ===========


                                                                                   Neuberger
                                         MFS          MFS Capitl      MFS New      Berman AMT    North American -   North American -
                                       Research      Opportunities   Discovery   Mid-Cap Growth  AG International   AG MidCap Index
                                        Series          Series         Series      Portfolio      Equities Fund          Fund
                                       ------------  ------------ ------------   --------------  ----------------  -----------------
Outstanding at beginning of period               -             -             -               -                -               -
Premiums                                         -             -             -               -        2,771.444       8,965.908
Transfers between funds                  1,564.745     3,794.744       256.772       1,419.475       17,647.132      32,408.610
Cost of insurance and administrative
  charges                                        -       (24.624)            -               -       (1,027.699)     (1,467.181)
Policy loans                                     -             -             -               -                -               -
                                       -----------    ----------   -----------    ------------   --------------     -----------
Outstanding at end of period             1,564.745     3,770.120       256.772       1,419.475       19,390.877      39,907.337
                                       ===========    ==========   ===========    ============   ==============     ===========

                                                                   Van Kampen LIT
                                       UIF Equity     UIF High    Strategic Stock  Warburg Pincus
                                         Growth        Yield         Portfolio -   Small Company
                                        Portfolio    Portfolio    Class I Shares  Growth Portolio
                                       ------------  -----------  --------------  ---------------
Outstanding at beginning of period               -             -             -               -
Premiums                                 3,471.954         7.071       251.662               -
Transfers between funds                 27,412.785    24,447.544    14,375.826       2,931.796
Cost of insurance and administrative
  charges                                 (863.946)     (548.811)   (1,134.304)              -
Policy loans                                     -             -             -               -
                                       ------------   ----------   ------------   ------------
Outstanding at end of period            30,020.793    23,905.804    13,493.184       2,931.796
                                       ============   ==========   ============   ============

                                    VL-R-21

                                                          DIVISIONS
-----------------------------------------------------------------------------------------------------------------------------------
                                                     Janus Aspen        Janus Aspen       Janus Aspen
                                    Fidelity VIP    International        Worldwide         Aggressive      J.P.Morgan
 Fidelity VIP   Fidelity VIP Asset  Countrafund  Growth Portfolio - Growth Portfolio - Growth Portfolio - Small Company MFS Emerging
Growth Portfolio Manager Portfolio    Portfolio    Service Shares     Service Shares     Service Shares     Portfolio  Growth Series
---------------- ------------------ ------------  ----------------   ----------------   ---------------- ------------- -------------
              -                  -            -                -                  -                   -             -             -
              -                  -            -                -                  -                   -             -     5,461.219
      2,931.167            155.218    2,022.211        1,375.535          1,566.080           2,904.749       209.320    57,441.905
        (24.306)                 -            -                -                  -             (25.469)            -    (2,546.871)
              -                  -            -                -                  -                   -             -             -
---------------   ----------------  -----------   --------------     --------------     ---------------  ------------  ------------
      2,906.861            155.218    2,022.211        1,375.535          1,566.080           2,879.280       209.320    60,356.253
===============   ================  ===========   ==============     ==============     ===============  ============  ============

                                                                                         Putnam VT
                                                      Putnam VT        Putnam VT       International                   SAFECO RST -
North American -  North American -  North American   Diversified       Growth and       Growth and                        Growth
AG Money Market   AG Stock Index     AG Small Cap   Income Fund -    Income Fund -      Income Fund -   SAFECO RST -   Opportunities
    Fund              Fund            Index Fund   Class IB Shares  Class IB Shares   Class IB Shares Equity Portfolio   Portfolio
----------------  --------------    ------------   ---------------  ---------------   --------------- ----------------- ------------
              -               -               -                 -              -                -               -               -
  1,597,897.691      18,809.039               -                 -      2,516.935        3,637.151               -       2,275.654
   (508,124.254)    151,410.197          80.817         5,003.649     18,876.376       19,016.909       6,968.725      33,906.233
    (35,297.556)     (5,951.358)              -          (231.921)      (675.507)        (841.715)       (144.116)     (2,223.114)
       (691.094)              -               -                 -              -                -               -               -
---------------   -------------     -----------    --------------    -----------      -----------      ----------    ------------
  1,053,784.787     164,267.878          80.817         4,771.728     20,717.804       21,812.345       6,824.609      33,958.773
===============   =============     ===========    ==============    ===========      ===========      ==========    ============

                                    VL-R-22

                    American General Life Insurance Company

                          Consolidated Balance Sheet

                                  (Unaudited)


                                                             September 30,
                                                                 2001
                                                            --------------
                                                            (In Thousands)
ASSETS
Investments:
  Fixed maturity securities, at fair value
   (amortized cost - $27,926,731)                            $28,564,297
  Equity securities, at fair value (cost - $368,061)             377,593
  Mortgage loans on real estate                                2,186,268
  Policy loans                                                 1,298,848
  Investment real estate                                          66,790
  Other long-term investments                                     48,532
  Short-term investments                                       1,346,183
  Other Assets                                                    29,753
                                                             -----------
Total investments                                             33,918,264

Cash                                                              31,076
Investment in Parent Company (cost - $7,958)                      63,389
Indebtedness from affiliates                                     134,443
Accrued investment income                                        487,615
Accounts receivable                                            1,728,452
Deferred policy acquisition costs                              1,865,592
Property and equipment                                            76,487
Other assets                                                     416,766
Assets held in separate accounts                              17,934,389
                                                             -----------
Total assets                                                 $56,656,473
                                                             ===========

                    American General Life Insurance Company

                          Consolidated Balance Sheet

                                  (Unaudited)


                                                                 September 30,
                                                                     2001
                                                                --------------
                                                                (In Thousands)

LIABILITIES AND SHAREHOLDER'S EQUITY
Liabilities:
  Future policy benefits                                         $30,538,002
  Other policy claims and benefits payable                            44,484
  Other policyholders' funds                                         463,086
  Federal income taxes                                               621,632
  Indebtedness to affiliates                                           9,953
  Other liabilities                                                3,109,156
  Liabilities related to separate accounts                        17,934,389
                                                                 -----------
Total liabilities                                                 52,720,702

Shareholders' equity:
  Common stock, $10 par value, 600,000 shares authorized,
   issued, and outstanding                                             6,000
  Preferred stock, $100 par value, 8,500 shares authorized,
   issued, and outstanding                                               850
  Additional paid-in capital                                       1,417,250
  Accumulated other comprehensive income/(loss)                      335,227
  Retained earnings                                                2,176,444
                                                                 -----------
Total shareholders' equity                                         3,935,771
                                                                 -----------
Total liabilities and shareholders' equity                       $56,656,473
                                                                 ===========

                    American General Life Insurance Company

                         Consolidated Income Statement

                                  (Unaudited)



                                              Nine months ended
                                              September 30, 2001
                                              ------------------
                                                (In Thousands)
Revenues:
  Premiums and other considerations              $  554,185
  Net investment income                           1,789,048
  Net realized investment loss                     (148,240)
  Other                                              94,453
                                                 ----------
                                                  2,289,446
Benefits and expenses:
  Benefits                                        1,392,669
  Operating costs and expenses                      383,737
  Merger related charges                            161,854
                                                 ----------
Total benefits and expenses                       1,938,260
                                                 ----------
Income before income tax expense                    351,186
Income tax expense                                  100,157
                                                 ----------
                                                 $  251,029
Cumulative effect of accounting change              (22,383)
                                                 ----------
Net Income                                       $  228,646
                                                 ==========

[Ernst & Young Letterhead]


                         Report of Independent Auditors

Board of Directors and Stockholder
American General Life Insurance Company

We have audited the accompanying consolidated balance sheets of American General Life Insurance Company (an indirectly wholly-owned subsidiary of American General Corporation) and subsidiaries as of December 31, 2000 and 1999, and the related consolidated statements of income, shareholder's equity, comprehensive income, and cash flows for each of the three years in the period ended December 31, 2000. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the consolidated financial position of American General Life Insurance Company and subsidiaries at December 31, 2000 and 1999, and the consolidated results of their operations and their cash flows for each of the three years in the period ended December 31, 2000, in conformity with accounting principles generally accepted in the United States.

February 5, 2001


                                                  /s/ Ernst & Young

                    American General Life Insurance Company

                          Consolidated Balance Sheets


                                                                                    December 31
                                                                             2000              1999
                                                                       ------------------------------------
                                                                                 (In Thousands)
Assets
Investments:
   Fixed maturity securities, at fair value (amortized cost -
      $27,098,978 in 2000 and $27,725,167 in 1999)                       $    26,991,695  $    27,029,409
   Equity securities, at fair value (cost - $413,959 in 2000 and
      $198,640 in 1999)                                                          413,908          237,065
   Mortgage loans on real estate                                               2,084,299        1,918,956
   Policy loans                                                                1,297,438        1,234,729
   Investment real estate                                                        124,117          125,563
   Other long-term investments                                                    46,833          129,155
   Short-term investments                                                        140,496          123,779
                                                                       ------------------------------------
Total investments                                                             31,098,786       30,798,656

Cash                                                                              44,747           45,983
Investment in Parent Company (cost - $8,597 in 2000
   and 1999)                                                                      57,019           53,083
Indebtedness from affiliates                                                      78,225           75,195
Accrued investment income                                                        472,187          482,652
Accounts receivable                                                              664,395          186,592
Deferred policy acquisition costs                                              2,090,810        1,956,653
Property and equipment                                                            80,665           78,908
Other assets                                                                     228,685          250,299
Assets held in separate accounts                                              22,225,525       23,232,419
                                                                       ------------------------------------
Total assets                                                             $    57,041,044  $    57,160,440
                                                                       ====================================

                          Consolidated Balance Sheets

                                                                                   December 31
                                                                             2000              1999
                                                                       ------------------------------------
                                                                                 (In Thousands)
Liabilities and shareholder's equity
Liabilities:
   Future policy benefits                                                $    29,524,610  $    29,901,842
   Other policy claims and benefits payable                                       47,369           53,326
   Other policyholders' funds                                                    388,433          371,632
   Federal income taxes                                                          466,314          375,332
   Indebtedness to affiliates                                                      6,909            7,086
   Other liabilities                                                             920,570          372,416
   Liabilities related to separate accounts                                   22,225,525       23,232,419
                                                                       ------------------------------------
Total liabilities                                                             53,579,730       54,314,053

Shareholder's equity:
   Common stock, $10 par value, 600,000 shares
      authorized, issued, and outstanding                                          6,000            6,000
   Preferred stock, $100 par value, 8,500 shares
      authorized, issued, and outstanding                                            850              850
   Additional paid-in capital                                                  1,370,821        1,371,687
   Accumulated other comprehensive loss                                          (31,466)        (356,865)
   Retained earnings                                                           2,115,109        1,824,715
                                                                       ------------------------------------
Total shareholder's equity                                                     3,461,314        2,846,387

                                                                       ------------------------------------
Total liabilities and shareholder's equity                               $    57,041,044  $    57,160,440
                                                                       ====================================

See accompanying notes.

                    American General Life Insurance Company

                       Consolidated Statements of Income

                                                                    Year ended December 31
                                                            2000             1999              1998
                                                     ------------------------------------------------------
                                                                        (In Thousands)
Revenues:
   Premiums and other considerations                   $       659,901   $       540,029  $       470,238
   Net investment income                                     2,362,694         2,348,196        2,316,933
   Net realized investment gains (losses)                      (98,109)            5,351          (33,785)
   Other                                                       134,769            82,581           69,602
                                                     ------------------------------------------------------
Total revenues                                               3,059,255         2,976,157        2,822,988

Benefits and expenses:
   Benefits                                                  1,775,120         1,719,375        1,788,417
   Operating costs and expenses                                481,107           495,606          467,067
   Interest expense                                                734                74               15
   Litigation settlement                                             -                 -           97,096
                                                     ------------------------------------------------------
Total benefits and expenses                                  2,256,961         2,215,055        2,352,595
                                                     ------------------------------------------------------
Income before income tax expense                               802,294           761,102          470,393

Income tax expense                                             260,860           263,196          153,719
                                                     ------------------------------------------------------
Net income                                             $       541,434   $       497,906  $       316,674
                                                     ======================================================

See accompanying notes.

                    American General Life Insurance Company

                Consolidated Statements of Shareholder's Equity

                                                                    Year ended December 31
                                                            2000             1999              1998
                                                     ------------------------------------------------------
                                                                        (In Thousands)
Common stock:
   Balance at beginning of year                        $         6,000    $        6,000   $        6,000
   Change during year                                                -                 -                -
                                                     ------------------------------------------------------
Balance at end of year                                           6,000             6,000            6,000

Preferred stock:
   Balance at beginning of year                                    850               850              850
   Change during year                                                -                 -                -
                                                     ------------------------------------------------------
Balance at end of year                                             850               850              850

Additional paid-in capital:
   Balance at beginning of year                              1,371,687         1,368,089        1,184,743
   Capital contribution from Parent Company                          -                 -          182,284
   Other changes during year                                      (866)            3,598            1,062
                                                     ------------------------------------------------------
Balance at end of year                                       1,370,821         1,371,687        1,368,089

Accumulated other comprehensive (loss) income:
      Balance at beginning of year                            (356,865)          679,107          427,526
      Change in unrealized gains (losses) on
         securities                                            325,399        (1,035,972)         251,581
                                                     ------------------------------------------------------
Balance at end of year                                         (31,466)         (356,865)         679,107

Retained earnings:
   Balance at beginning of year                              1,824,715         1,514,489        1,442,495
   Net income                                                  541,434           497,906          316,674
   Dividends paid                                             (251,040)         (187,680)        (244,680)
                                                     ------------------------------------------------------
Balance at end of year                                       2,115,109         1,824,715        1,514,489
                                                     ------------------------------------------------------
Total shareholder's equity                             $     3,461,314    $    2,846,387   $    3,568,535
                                                     ======================================================

See accompanying notes.

                     American General Life Insurance Company

                 Consolidated Statements of Comprehensive Income


                                                                    Year ended December 31
                                                            2000             1999              1998
                                                     ------------------------------------------------------
                                                                        (In Thousands)
Net income                                              $    541,434     $       497,906   $    316,674
Other comprehensive income:
   Gross change in unrealized gains (losses) on
      securities (pretax: $435,000; ($1,581,500);
      $341,000)                                              282,743          (1,027,977)       222,245
   Less: gains (losses) realized in net income               (42,656)              7,995        (29,336)
                                                     ------------------------------------------------------
   Change in net unrealized gains (losses) on
      securities (pretax: $500,000;
      ($1,593,800); $387,000)                                325,399          (1,035,972)       251,581
                                                     ------------------------------------------------------
Comprehensive (loss) income                             $    866,833     $      (538,066)  $    568,255
                                                     ======================================================

See accompanying notes.

                    American General Life Insurance Company

                     Consolidated Statements of Cash Flows


                                                                                          Year ended December 31
                                                                              2000                  1999                  1998
                                                                    ----------------------------------------------------------------
                                                                                                (In Thousands)
Operating activities
Net income                                                            $        541,434      $        497,906      $        316,674
Adjustments to reconcile net income to net cash
   (used in) provided by operating activities:
      Change in accounts receivable                                           (477,803)               10,004                11,613
      Change in future policy benefits and other policy claims              (2,566,783)           (2,422,221)             (866,428)
      Amortization of policy acquisition costs                                  23,443               101,066               125,062
      Policy acquisition costs deferred                                       (299,306)             (307,854)             (244,196)
      Change in other policyholders' funds                                      16,801               (26,955)                  273
      Provision for deferred income tax expense                                 57,228                85,257                15,872
      Depreciation                                                              28,677                24,066                19,418
      Amortization                                                              22,831               (30,894)              (26,775)
      Change in indebtedness to/from affiliates                                 (3,207)               74,814               (51,116)
      Change in amounts payable to brokers                                     478,132               (43,321)                 (894)
      Net loss on sale of investments                                           52,670                45,379                37,016
      Other, net                                                                47,646              (170,413)               57,307
                                                                    ----------------------------------------------------------------
Net cash used in operating activities                                       (2,078,237)           (2,163,166)             (606,174)

Investing activities
Purchases of investments and loans made                                    (33,436,962)          (44,508,908)          (28,231,615)
Sales or maturities of investments and receipts from
   repayment of loans                                                       33,627,301            43,879,377            26,656,897
Sales and purchases of property, equipment, and
   software, net                                                               (45,078)              (87,656)             (105,907)
                                                                    ----------------------------------------------------------------
Net cash provided by (used in) investing activities                            145,261              (717,187)           (1,680,625)

Financing activities
Policyholder account deposits                                                6,144,393             5,747,658             4,688,831
Policyholder account withdrawals                                            (3,960,747)           (2,754,915)           (2,322,307)
Dividends paid                                                                (251,040)             (187,680)             (244,680)
Capital contribution from Parent                                                     -                     -               182,284
Other                                                                             (866)                3,598                 1,062
                                                                    ----------------------------------------------------------------
Net cash provided by financing activities                                    1,931,740             2,808,661             2,305,190
                                                                    ----------------------------------------------------------------
(Decrease) increase in cash                                                     (1,236)              (71,692)               18,391
Cash at beginning of year                                                       45,983               117,675                99,284
                                                                    ----------------------------------------------------------------
Cash at end of year                                                   $         44,747      $         45,983      $        117,675
                                                                    ================================================================

Interest paid amounted to approximately $50,673,000, $2,026,000, and $420,000 in 2000, 1999, and 1998, respectively.

See accompanying notes.

                    American General Life Insurance Company

                  Notes to Consolidated Financial Statements

                               December 31, 2000


NATURE OF OPERATIONS

American General Life Insurance Company (the "Company") is a wholly-owned subsidiary of AGC Life Insurance Company, which is a wholly-owned subsidiary of American General Corporation (the "Parent Company"). The Company's wholly-owned life insurance subsidiaries are American General Life Insurance Company of New York ("AGNY") and The Variable Annuity Life Insurance Company ("VALIC"). During 1998, the Company formed a new wholly-owned subsidiary, American General Life Companies ("AGLC"), to provide management services to certain life insurance subsidiaries of the Parent Company.

The Company offers a complete portfolio of the standard forms of universal life, variable universal life, interest-sensitive whole life, term life, structured settlements, and fixed and variable annuities throughout the United States. In addition, a variety of equity products are sold through its wholly-owned broker/dealer, American General Securities, Inc. The Company serves the estate planning needs of middle- and upper-income households and the life insurance needs of small- to medium-sized businesses. AGNY offers a broad array of traditional and interest-sensitive insurance, in addition to individual annuity products. VALIC provides tax-deferred retirement annuities and employer-sponsored retirement plans to employees of health care, educational, public sector, and other not-for-profit organizations throughout the United States.

1. Accounting Policies

1.1 Preparation of Financial Statements

The consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States ("GAAP") and include the accounts of the Company and its wholly-owned subsidiaries. Transactions with the Parent Company and other subsidiaries of the Parent Company are not eliminated from the financial statements of the Company. All other material intercompany transactions have been eliminated in consolidation.

The preparation of financial statements requires management to make estimates and assumptions that affect amounts reported in the financial statements and disclosures of contingent assets and liabilities. Ultimate results could differ from those estimates.

                    American General Life Insurance Company

1. Accounting Policies (continued)

1.2 Statutory Accounting

The Company and its wholly-owned life insurance subsidiaries are required to file financial statements with state regulatory authorities. State insurance laws and regulations prescribe accounting practices for calculating statutory net income and equity. In addition, state regulators may permit statutory accounting practices that differ from prescribed practices. The use of such permitted practices by the Company and its wholly-owned life insurance subsidiaries did not have a material effect on statutory equity at December 31, 2000.

Statutory financial statements differ from GAAP financial statements. Significant differences were as follows (in thousands):

                                                            2000             1999              1998
                                                     ------------------------------------------------------
Net income:
   Statutory net income (2000 net income is
      unaudited)                                       $     360,578     $     350,294    $     259,903
   Deferred policy acquisition costs and cost
      of insurance purchased                                 302,965           200,285          116,597
   Deferred income taxes                                     (85,401)          (86,456)         (53,358)
   Adjustments to policy reserves                              4,717            23,110           52,445
   Goodwill amortization                                      (1,910)           (2,437)          (2,033)
   Net realized gain (loss) on investments, net
      of tax                                                 (62,075)            2,246           41,488
   Litigation settlement                                           -                 -          (63,112)
   Other, net                                                 22,560            10,864          (35,256)
                                                     ------------------------------------------------------
GAAP net income                                        $     541,434     $     497,906    $     316,674
                                                     ======================================================

Shareholders' equity:
   Statutory capital and surplus (2000 balance
      is unaudited)                                    $   1,908,887     $   1,753,570    $   1,670,412
   Deferred policy acquisition costs                       2,090,810         1,975,667        1,109,831
   Deferred income taxes                                    (457,054)         (350,258)        (698,350)
   Adjustments to policy reserves                           (250,808)         (202,150)        (274,532)
   Acquisition-related goodwill                               27,069            52,317           54,754
   Asset valuation reserve ("AVR")                           353,818           351,904          310,564
   Interest maintenance reserve ("IMR")                       18,942            53,226           27,323
   Investment valuation differences                         (121,982)         (683,500)       1,487,658
   Surplus from separate accounts                           (155,471)         (180,362)        (174,447)
   Other, net                                                 47,103            75,973           55,322
                                                     ------------------------------------------------------
Total GAAP shareholders' equity                        $   3,461,314     $   2,846,387    $   3,568,535
                                                     ======================================================

                    American General Life Insurance Company

1. Accounting Policies (continued)

1.2 Statutory Accounting (continued)

The more significant differences between GAAP and statutory accounting principles are that under GAAP: (a) acquisition costs related to acquiring new business are deferred and amortized (generally in proportion to the present value of expected gross profits from surrender charges and investment, mortality, and expense margins), rather than being charged to operations as incurred; (b) future policy benefits are based on estimates of mortality, interest, and withdrawals generally representing the Company's experience, which may differ from those based on statutory mortality and interest requirements without consideration of withdrawals; (c) deferred tax assets and liabilities are established for temporary differences between the financial reporting basis and the tax basis of assets and liabilities, at the enacted tax rates expected to be in effect when the temporary differences reverse; (d) certain assets (principally furniture and equipment, agents' debit balances, computer software, and certain other receivables) are reported as assets rather than being charged to retained earnings; (e) acquisitions are accounted for using the purchase method of accounting rather than being accounted for as equity investments; and
(f) fixed maturity investments are carried at fair value rather than amortized cost. In addition, statutory accounting principles require life insurance companies to establish an AVR and an IMR. The AVR is designed to address the credit-related risk for bonds, preferred stocks, derivative instruments, and mortgages and market risk for common stocks, real estate, and other invested assets. The IMR is composed of investment- and liability-related realized gains and losses that result from interest rate fluctuations. These realized gains and losses, net of tax, are amortized into income over the expected remaining life of the asset sold or the liability released.

1.3 Insurance Contracts

The insurance contracts accounted for in these financial statements include primarily long-duration contracts. Long-duration contracts include traditional whole life, endowment, guaranteed renewable term life, universal life, limited payment, and investment contracts. Long-duration contracts generally require the performance of various functions and services over a period of more than one year. The contract provisions generally cannot be changed or canceled by the insurer during the contract period; however, most new contracts written by the Company allow the insurer to revise certain elements used in determining premium rates or policy benefits, subject to guarantees stated in the contracts. At December 31, 2000 and 1999, insurance investment contracts of $25.0 million and $25.9 million, respectively, were included in the Company's liabilities.

                    American General Life Insurance Company

1. Accounting Policies (continued)

1.4 Investments

Fixed Maturity and Equity Securities

Substantially all fixed maturity and equity securities were classified as available-for-sale and recorded at fair value at December 31, 2000 and 1999. After adjusting related balance sheet accounts as if the unrealized gains (losses) had been realized, the net adjustment is recorded in accumulated other comprehensive income (loss), within shareholders' equity. If the fair value of a security classified as available-for-sale declines below its cost and this decline is considered to be other than temporary, the security's amortized cost is reduced to its fair value, and the reduction is recorded as a realized loss.

At various times, the Company holds trading securities and reports them at fair value. Our trading security portfolio was immaterial at year-end 2000 and 1999. Realized and unrealized gains (losses) related to trading securities are included in net investment income, however, trading securities did not have a material effect on net investment income in 2000, 1999, and 1998.

Equity partnerships, which are reported in equity securities, are accounted for under the equity method of accounting. For those partnerships that report changes in the fair value of underlying equity investments in earnings, the Company records its proportionate interest in investment gains (losses).

Mortgage Loans

Mortgage loans are reported at amortized cost, net of an allowance for losses. The allowance for losses covers estimated losses based on our assessment of risk factors such as potential non-payment or non-monetary default. The allowance is primarily based on a loan-specific review.

Loans for which the Company determines that collection of all amounts due under the contractual terms is not probable are considered to be impaired. The Company generally looks to the underlying collateral for repayment of impaired loans. Therefore, impaired loans are reported at the lower of amortized cost or fair value of the underlying collateral, less estimated cost to sell.

                    American General Life Insurance Company

1. Accounting Policies (continued)

1.4 Investments (continued)

Policy Loans

Policy loans are reported at unpaid principal balance.

Real Estate

Real estate is classified as held for investment or available for sale, based on management's intent. Real estate held for investment is carried at cost, less accumulated depreciation and impairment write-downs. Real estate available for sale is carried at the lower of cost (less accumulated depreciation, if applicable) or fair value less cost to sell.

Dollar Roll Agreements

Dollar rolls are agreements to sell mortgage-backed securities and to repurchase substantially the same securities at a specified price and date in the future. We account for dollar rolls as short-term collateralized financings and include the repurchase obligation in other liabilities. There were no dollar rolls outstanding at December 31, 2000 or 1999.

Investment Income

Interest on fixed maturity securities and performing mortgage loans is recorded as income when earned and is adjusted for any amortization of premium or discount. Interest on delinquent mortgage loans is recorded as income when received. Dividends are recorded as income on ex-dividend dates.

Income on mortgage-backed securities is recognized using a constant effective yield based on estimated prepayments of the underlying mortgages. If actual prepayments differ from estimated prepayments, a new effective yield is calculated and the net investment in the security is adjusted accordingly. The adjustment is recognized in net investment income.

Realized Investment Gains

Realized investment gains (losses) are recognized using the specific-identification method and reported in net realized investment gains (losses).

                    American General Life Insurance Company

1. Accounting Policies (continued)

1.5 Separate Accounts

Separate Accounts are assets and liabilities associated with certain contracts, principally annuities, for which the investment risk lies solely with the contract holder. Therefore, the Company's liability for these accounts equals the value of the account assets. Investment income, realized investment gains (losses), and policyholder account deposits and withdrawals related to separate accounts are excluded from the consolidated statements of income, comprehensive income, and cash flows. Assets held in Separate Accounts are primarily shares in mutual funds, which are carried at fair value based on the quoted net asset value per share.

1.6 Deferred Policy Acquisition Costs ("DPAC") and Cost of Insurance Purchased ("CIP")

Certain costs of writing an insurance policy, including commissions, underwriting, and marketing expenses, are deferred and reported as DPAC.

CIP represents the cost assigned to insurance contracts in force that are acquired through the purchase of a block of business. At December 31, 2000, CIP of $15.6 million was reported within other assets.

DPAC and CIP associated with interest-sensitive life contracts, insurance investment contracts, and participating life insurance contracts is charged to expense in relation to the estimated gross profits of those contracts. If estimated gross profits change significantly, DPAC and CIP balances are recalculated using the new assumptions. Any resulting adjustment is included in current earnings as an adjustment to DPAC or CIP amortization. DPAC and CIP associated with all other insurance contracts is charged to expense over the premium-paying period or as the premiums are earned over the life of the contract. Interest is accreted on the unamortized balance of DPAC at rates used to compute policyholder reserves and on the unamortized balance of CIP at rates of 2.5% to 7.88%.

DPAC and CIP are adjusted for the impact on estimated future gross profits as if net unrealized gains (losses) on securities had been realized at the balance sheet date. The impact of this adjustment is included in accumulated other comprehensive income within shareholder's equity.

                    American General Life Insurance Company

1. Accounting Policies (continued)

1.6 Deferred Policy Acquisition Costs ("DPAC") and Cost of Insurance Purchased ("CIP") (continued)

The Company reviews the carrying amount of DPAC and CIP on at least an annual basis. Management considers estimated future gross profits or future premiums, expected mortality, interest earned and credited rates, persistency, and expenses in determining whether the carrying amount is recoverable. Any amounts deemed unrecoverable are charged to expense.

1.7 Other Assets

Goodwill is charged to expense in equal amounts, generally over 40 years. The Company reviews goodwill for indicators of impairment in value which it believes are other than temporary, including unexpected or adverse changes in the following: (1) the economic or competitive environments in which the Company operates, (2) profitability analyses, (3) cash flow analyses, and (4) the fair value of the relevant subsidiary. If facts and circumstances suggest that a subsidiary's goodwill is impaired, the Company assesses the fair value of the underlying business based on an independent appraisal and reduce goodwill to an amount that results in the book value of the subsidiary approximating fair value.

1.8 Policy and Contract Claims Reserves

Substantially all of the Company's insurance and annuity liabilities relate to long duration contracts. The contracts normally cannot be changed or canceled by the Company during the contract period.

For interest-sensitive life insurance and investment contracts, reserves equal the sum of the policy account balance and deferred revenue charges. Reserves for other contracts are based on estimates of the cost of future policy benefits. Reserves are determined using the net level premium method. Interest assumptions used to compute reserves ranged from 2.00% to 13.50% at December 31, 2000.

                    American General Life Insurance Company

1. Accounting Policies (continued)

1.9 Premium Recognition

Most receipts for annuities and interest-sensitive life insurance policies are classified as deposits instead of revenue. Revenues for these contracts consist of mortality, expense, and surrender charges. Policy charges that compensate the Company for future services are deferred and recognized in income over the period earned, using the same assumptions used to amortize DPAC.

For limited-payment contracts, net premiums are recorded as revenue, and the difference between the gross premium received and the net premium is deferred and recognized in a constant relationship to insurance in force. For all other contracts, premiums are recognized when due.

1.10 Reinsurance

The Company limits its exposure to loss on any single insured to $2.5 million by ceding additional risks through reinsurance contracts with other insurers. The Company diversifies its risk of reinsurance loss by using a number of reinsurers that have strong claims-paying ability ratings. If the reinsurer could not meet its obligations, the Company would reassume the liability as the Company remains primarily liable to the policyholder.

A receivable is recorded for the portion of benefits paid and insurance liabilities that have been reinsured. Reinsurance recoveries on ceded reinsurance contracts were $20 million, $28 million, and $63 million, during 2000, 1999, and 1998, respectively. The cost of reinsurance is recognized over the life of the reinsured policies using assumptions consistent with those used to account for the underlying policies. Benefits paid and future policy benefits related to ceded insurance contracts are recorded as reinsurance receivables, and are included in accounts receivable.

1.11 Participating Policy Contracts

Participating life insurance accounted for approximately 1% of life insurance in force at December 31, 2000 and 1999.

                    American General Life Insurance Company

1. Accounting Policies (continued)

1.11 Participating Policy Contracts (continued)

The portion of earnings allocated to participating policyholders is excluded from net income and shareholder's equity. Dividends to be paid on participating life insurance contracts are determined annually based on estimates of the contracts' earnings. Policyholder dividends were $4.4 million, $4.6 million, and $4.9 million in 2000, 1999, and 1998, respectively.

1.12 Income Taxes

The Company and its life insurance subsidiaries, together with certain other life insurance subsidiaries of the Parent Company, are included in a life/non-life consolidated tax return with the Parent Company and its noninsurance subsidiaries. The Company participates in a tax sharing agreement with other companies included in the consolidated tax return. Under this agreement, tax payments are made to the Parent Company as if the companies filed separate tax returns; and companies incurring operating and/or capital losses are reimbursed for the use of these losses by the consolidated return group.

Deferred tax assets and liabilities are established for temporary differences between the financial reporting basis and the tax basis of assets and liabilities, at the enacted tax rates expected to be in effect when the temporary differences reverse. The effect of a tax rate change is recognized in income in the period of enactment. State income taxes are included in income tax expense.

A valuation allowance for deferred tax assets is provided if it is more likely than not that some portion of the deferred tax asset will not be realized. An increase or decrease in a valuation allowance that results from a change in circumstances that causes a change in judgment about the realizability of the related deferred tax asset is included in income. Changes related to fluctuations in fair value of available-for-sale securities are included in the consolidated statements of comprehensive income and accumulated other comprehensive income in shareholder's equity.

                    American General Life Insurance Company

1. Accounting Policies (continued)

1.13 Accounting Changes

SFAS 133

On January 1, 2001, the Company will adopt Statement of Financial Accounting Standards ("SFAS") 133, Accounting for Derivative Instruments and Hedging Activities, which requires all derivative instruments to be recognized at fair value in the balance sheet. Changes in the fair value of a derivative instrument will be reported in net income or other comprehensive income, depending upon the intended use of the derivative instrument.

The adoption of SFAS 133 is not expected to have a material impact on the company's results of operations and financial position in future periods. The impact of fair value adjustments on derivatives which do not qualify for hedge accounting and any ineffectiveness resulting from hedging activities will be recorded in investment gains (losses).

Codification

The Company has performed a review of the revised Accounting Practices and Procedures Manual ("Codification") effective January 1, 2001 and determined that the effect of these changes will not result in a significant reduction in the Company's statutory basis-capital and surplus as of adoption.

                    American General Life Insurance Company

2. Investments

2.1 Investment Income

Investment income by type of investment was as follows for the year ended:

                                                            2000             1999              1998
                                                     ------------------------------------------------------
                                                                        (In Thousands)
Investment income:
   Fixed maturities                                    $   2,050,503     $   2,118,794    $   2,101,730
   Equity securities                                          22,996            17,227            1,813
   Mortgage loans on real estate                             159,414           134,878          148,447
   Investment real estate                                     22,749            20,553           23,139
   Policy loans                                               71,927            69,684           66,573
   Other long-term investments                                13,062             7,539            3,837
   Short-term investments                                     66,296            24,874           15,492
   Investment income from affiliates                          10,733             8,695           10,536
                                                     ------------------------------------------------------
Gross investment income                                    2,417,680         2,402,244        2,371,567
Investment expenses                                           54,986            54,048           54,634
                                                     ------------------------------------------------------
Net investment income                                  $   2,362,694     $   2,348,196    $   2,316,933
                                                     ======================================================

The carrying value of investments that produced no investment income during 2000 was less than 1.5% of total invested assets. The ultimate disposition of these investments is not expected to have a material effect on the Company's results of operations and financial position.

Derivative financial instruments did not have a material effect on net investment income in 2000, 1999, or 1998.

                    American General Life Insurance Company

2. Investments (continued)

2.2 Net Realized Investment Gains (Losses)

Realized gains (losses) by type of investment were as follows for the year ended:

                                                            2000             1999              1998
                                                     ------------------------------------------------------
                                                                        (In Thousands)
Fixed maturities:
   Gross gains                                         $      62,856     $     118,427     $     20,109
   Gross losses                                             (174,057)         (102,299)         (62,657)
                                                     ------------------------------------------------------
Total fixed maturities                                      (111,201)           16,128          (42,548)
Equity securities                                                  -               793              645
Other investments                                             13,092           (11,570)           8,118
                                                     ------------------------------------------------------
Net realized investment gains (losses)
   before tax                                                (98,109)            5,351          (33,785)
Income tax expense (benefit)                                 (34,338)            1,874          (11,826)
                                                     ------------------------------------------------------
Net realized investment gains (losses)
   after tax                                           $     (63,771)    $       3,477     $    (21,959)
                                                     ======================================================

                    American General Life Insurance Company

2. Investments (continued)

2.3 Fixed Maturity and Equity Securities

All fixed maturity and equity securities are classified as available-for-sale and reported at fair value. Amortized cost and fair value at December 31, 2000 and 1999 were as follows:

                                                                 Gross            Gross
                                               Amortized       Unrealized        Unrealized          Fair
                                                 Cost            Gain               Loss             Value
                                         ------------------------------------------------------------------------
                                                                     (In Thousands)
December 31, 2000
Fixed maturity securities:
   Corporate securities:
      Investment-grade                     $    18,495,450   $       420,049   $    (420,341)   $    18,495,158
      Below investment-grade                     1,662,879            14,888        (287,880)         1,389,887
   Mortgage-backed securities*                   6,340,762           145,597          (5,907)         6,480,452
   U.S. government obligations                     215,220            22,526             (21)           237,725
   Foreign governments                             209,305             7,402          (1,655)           215,052
   State and political subdivisions                168,302             2,940          (4,821)           166,421
   Redeemable preferred stocks                       7,060                 -             (60)             7,000
                                         ------------------------------------------------------------------------
Total fixed maturity securities            $    27,098,978   $       613,402   $    (720,685)   $    26,991,695
                                         ========================================================================
Equity securities                          $       413,959   $        10,146   $     (10,197)   $       413,908
                                         ========================================================================
Investment in Parent Company               $         8,597   $        48,422   $           -    $        57,019
                                         ========================================================================

* Primarily include pass-through securities guaranteed by and mortgage obligations ("CMOs") collateralized by the U.S. government and government agencies.

                    American General Life Insurance Company

2. Investments (continued)

2.3 Fixed Maturity and Equity Securities (continued)

                                                                   Gross              Gross
                                                 Amortized       Unrealized         Unrealized          Fair
                                                   Cost             Gain               Loss             Value
                                         ------------------------------------------------------------------------
                                                                     (In Thousands)
December 31, 1999 Fixed maturity securities:
   Corporate securities:
      Investment-grade                        $  19,455,518     $ 134,003         $ (704,194)      $ 18,885,326
      Below investment-grade                      1,368,494        11,863           (114,260)         1,266,098
   Mortgage-backed securities*                    6,195,003        45,022            (74,746)         6,165,279
   U.S. government obligations                      276,621        15,217             (2,376)           289,462
   Foreign governments                              245,782         5,774             (1,767)           249,789
   State and political subdivisions                 154,034           499            (10,836)           143,697
   Redeemable preferred stocks                       29,715            43                  -             29,758
                                            ------------------------------------------------------------------------
Total fixed maturity securities               $  27,725,167     $ 212,421         $ (908,179)      $ 27,029,409
                                            ========================================================================
Equity securities                             $     198,640     $  39,381         $     (956)      $    237,065
                                            ========================================================================
Investment in Parent Company                  $       8,597     $  44,486         $        -       $     53,083
                                            ========================================================================

* Primarily include pass-through securities guaranteed by and mortgage obligations ("CMOs") collateralized by the U.S. government and government agencies.

                    American General Life Insurance Company

2. Investments (continued)

2.3 Fixed Maturity and Equity Securities (continued)

Net unrealized gains (losses) on securities included in accumulated comprehensive income in shareholders' equity at December 31 were as follows:

                                                            2000              1999
                                                      -------------------------------
                                                            (In Thousands)
Gross unrealized gains                                  $   671,970     $    296,288
Gross unrealized losses                                    (730,882)        (909,135)
DPAC and other fair value adjustments                        23,119          200,353
Deferred federal income taxes                                 4,330           55,631
Other                                                            (3)              (2)
                                                      --------------------------------
Net unrealized losses on securities                     $   (31,466)    $   (356,865)
                                                      ================================

The contractual maturities of fixed maturity securities at December 31, 2000 were as follows:

                                                   2000                             1999
                                    -----------------------------------------------------------------------
                                         Amortized         Market         Amortized        Market
                                           Cost             Value           Cost            Value
                                    -----------------------------------------------------------------------
                                              (In thousands)                     (In thousands)
Fixed maturity securities, excluding
 mortgage-backed securities:
      Due in one year or less         $   832,001      $    833,695     $   810,124       $   813,683
      Due after one year through
         five years                     5,539,620         5,562,918       5,380,557         5,394,918
      Due after five years through
         ten years                      7,492,395         7,433,403       8,350,207         8,080,065
      Due after ten years               6,894,200         6,681,227       6,988,799         6,575,461
Mortgage-backed securities              6,340,762         6,480,452       6,195,480         6,165,282
                                    -----------------------------------------------------------------------
Total fixed maturity securities       $27,098,978      $ 26,991,695     $27,725,167       $27,029,409
                                    =======================================================================

Actual maturities may differ from contractual maturities, since borrowers may have the right to call or prepay obligations. In addition, corporate requirements and investment strategies may result in the sale of investments before maturity. Proceeds from sales of fixed maturities were $12.3 billion, $12.3 billion, and $5.4 billion, during 2000, 1999, and 1998, respectively.

                    American General Life Insurance Company

2. Investments (continued)

2.4 Mortgage Loans on Real Estate

Diversification of the geographic location and type of property collateralizing mortgage loans reduces the concentration of credit risk. For new loans, the Company requires loan-to-value ratios of 75% or less, based on management's credit assessment of the borrower. The mortgage loan portfolio was distributed as follows at December 31, 2000 and 1999:

                                      Outstanding    Percent of        Percents
                                        Amount          Total        Nonperforming
                                     ---------------------------------------------
                                     (In Millions)
December 31, 2000
Geographic distribution:
   South Atlantic                        $     461        22.0%          0.0%
   Pacific                                     374        17.9           7.6
   West South Central                          200         9.6           0.0
   East South Central                          158         7.6           0.0
   East North Central                          290        13.9           0.0
   Mid-Atlantic                                374        18.0           0.0
   Mountain                                     89         4.3           0.0
   West North Central                           68         3.3           0.0
   New England                                  79         3.8           0.0
Allowance for losses                            (9)       (0.4)          0.0
                                       --------------------------
Total                                    $   2,084       100.0%          1.4%
                                       ==========================

Property type:
   Retail                                $     596        28.5%          0.0%
   Office                                      900        43.2           3.2
   Industrial                                  300        14.4           0.0
   Apartments                                  181         8.7           0.0
   Hotel/motel                                  77         3.7           0.0
   Other                                        39         1.9           0.0
Allowance for losses                            (9)       (0.4)          0.0
                                       --------------------------
Total                                    $   2,084       100.0%          1.4%
                                       ==========================

                    American General Life Insurance Company

2. Investments (continued)

2.4 Mortgage Loans on Real Estate (continued)

                                  Outstanding        Percent of         Percent
                                    Amount             Total          Nonperforming
                                -------------------------------------------------------
                                 (In Millions)
December 31, 1999
Geographic distribution:
   South Atlantic                   $     470            24.6%             0.2%
   Pacific                                363            18.9              7.8
   Mid-Atlantic                           185             9.6              0.0
   East North Central                     144             7.5              0.0
   Mountain                               256            13.3              0.0
   West South Central                     323            16.8              0.9
   East South Central                     107             5.6             13.8
   West North Central                      43             2.2              0.0
   New England                             44             2.3              0.0
Allowance for losses                      (16)           (0.8)             0.0
                                -----------------------------------
Total                               $   1,919           100.0%             2.4%
                                ===================================

Property type:
   Office                           $     628            32.6%             2.5%
   Retail                                 746            38.9              4.2
   Industrial                             302            15.7              0.0
   Apartments                             189             9.9              0.0
   Hotel/motel                             46             2.4              0.0
   Other                                   24             1.3              0.2
Allowance for losses                      (16)           (0.8)             0.0
                                -----------------------------------
Total                               $   1,919           100.0%             2.4%
                                ===================================

Impaired mortgage loans on real estate and related interest income is not material.

                    American General Life Insurance Company

3. Deferred Policy Acquisitions Costs

The balance of DPAC at December 31 and the components of the change reported in operating costs and expenses for the years then ended were as follows:

                                                            2000              1999                1998
                                                     ------------------------------------------------------
                                                                        (In Thousands)
Balance at January 1                                   $     1,956,653   $     1,087,718    $       835,031
   Capitalization                                              174,379           191,143            135,023
   Accretion of interest                                       124,927           116,711            109,173
   Amortization                                                (23,443)         (101,066)          (125,062)
   Effect of net realized and unrealized gains
      (losses) on securities                                  (141,706)          662,147            133,553
                                                     --------------------------------------------------------
Balance at December 31                                 $     2,090,810   $     1,956,653    $     1,087,718
                                                     ========================================================

4. Other Assets

Other assets consisted of the following:

                                                                 December 31
                                                           2000              1999
                                                     ------------------------------------
                                                               (In Thousands)
Goodwill                                               $      27,069    $      52,317
Cost of insurance purchased ("CIP")                           15,598           19,014
Computer software                                             73,215          117,571
Other                                                        112,803           61,397
                                                     ------------------------------------
Total other assets                                     $     228,685    $     250,299
                                                     ====================================

                    American General Life Insurance Company

4. Other Assets (continued)

A rollforward of CIP for the year ended December 31, 2000, was as follows:

                                                       2000              1999
                                                 ------------------------------------
                                                           (In Thousands)
Balance at January 1                               $      19,014    $      22,113
Accretion of interest at 5.02%                               788              926
Amortization                                              (3,432)          (4,025)
Other changes                                               (772)               -
                                                 ------------------------------------
Balance at December 31                             $      15,598    $      19,014
                                                 ====================================

5. Federal Income Taxes

5.1 Tax Liabilities

Income tax liabilities were as follows:

                                                                    December 31
                                                              2000              1999
                                                        ------------------------------------
                                                                  (In Thousands)
Current tax (receivable) payable                          $       9,260    $      25,074
Deferred tax liabilities, applicable to:
   Net income                                                   463,117          405,889
   Net unrealized investment gains                               (6,063)         (55,631)
                                                        ------------------------------------
Total deferred tax liabilities                                  457,054          350,258
                                                        ------------------------------------
Total current and deferred tax liabilities                $     466,314    $     375,332
                                                        ====================================

                    American General Life Insurance Company

5. Federal Income Taxes (continued)

5.1 Tax Liabilities (continued)

Components of deferred tax liabilities and assets at December 31 were as follows:

                                                                             2000              1999
                                                                       ------------------------------------
                                                                                 (In Thousands)
Deferred tax liabilities applicable to:
   Deferred policy acquisition costs                                     $     624,393    $     601,678
   Basis differential of investments                                            55,603                -
   Other                                                                       143,307          171,763
                                                                        ------------------------------------
Total deferred tax liabilities                                                 823,303          773,441

Deferred tax assets applicable to:
   Policy reserves                                                            (285,488)        (215,465)
   Basis differential of investments                                                 -         (158,421)
   Other                                                                       (89,761)        (141,236)
                                                                       ------------------------------------
Total deferred tax assets before valuation allowance                          (375,249)        (515,122)
Valuation allowance                                                              9,000           91,939
                                                                       ------------------------------------
Total deferred tax assets, net of valuation allowance                         (366,249)        (423,183)
                                                                       ------------------------------------
Net deferred tax liabilities                                             $     457,054    $     350,258
                                                                       ====================================

Under prior Federal income tax law, one-half of the excess of a life insurance company's income form operations over its taxable investment income was not taxed, but was set aside in a special tax account designated as "policyholders' surplus." At December 31, 2000, the Company had approximately $88.2 million of policyholders' surplus on which no payment of Federal income taxes will be required unless it is distributed as a dividend, or under other specified conditions. Barring the passage of unfavorable tax legislation, the Company does not believe that any significant portion of the account will be taxed in the foreseeable future. Accordingly, no deferred tax liability has been recognized in relation to the policyholders' surplus account. If the entire balance of the policyholders' surplus became taxable at the current federal income tax rates, the tax would be approximately $30.9 million.

                    American General Life Insurance Company

5. Federal Income Taxes (continued)

5.2 Tax Expense

Components of income tax expense for the years were as follows:

                                                            2000             1999              1998
                                                     ------------------------------------------------------
                                                                        (In Thousands)
Current expense                                         $    174,263      $    176,725     $    134,344
Deferred expense (benefit):
   Deferred policy acquisition cost                           82,739            65,377           33,230
   Policy reserves                                            12,738           (22,654)           2,189
   Basis differential of investments                          14,627            (4,729)          11,969
   Litigation settlement                                       2,764            22,641          (33,983)
   Year 2000                                                       -                 -           (9,653)
   Internally developed software                               3,702            18,654                -
   Other, net                                                (29,973)            7,182           15,623
                                                     ------------------------------------------------------
Total deferred expense                                        86,597            86,471           19,375
                                                     ------------------------------------------------------
Income tax expense                                      $    260,860      $    263,196     $    153,719
                                                     ======================================================

A reconciliation between the income tax expense computed by applying the federal income tax rate (35%) to income before taxes and the income tax expense reported in the financial statement is presented below.

                                                            2000             1999              1998
                                                     ------------------------------------------------------
                                                                        (In Thousands)
Income tax at statutory percentage of
   GAAP pretax income                                   $    279,241      $    266,386     $    164,638
Tax-exempt investment income                                 (16,654)          (16,423)         (11,278)
Goodwill                                                         669               853              712
Other                                                         (2,396)           12,380             (353)
                                                     ------------------------------------------------------
Income tax expense                                      $    260,860      $    263,196     $    153,719
                                                     ======================================================

                    American General Life Insurance Company

5. Federal Income Taxes (continued)

5.3 Taxes Paid

Income taxes paid amounted to approximately $182 million, $126 million, and $159 million, in 2000, 1999, and 1998, respectively.

5.4 Tax Return Examinations

The Parent Company and the majority of its subsidiaries file a consolidated federal income tax return. The Internal Revenue Service ("IRS") has completed examinations of the Parent Company's tax returns through 1992. The IRS is currently examining tax returns for 1993 through 1999. In addition, the tax returns of companies recently acquired are also being examined. Although the final outcome of any issues raised in examination is uncertain, the Parent Company believes that the ultimate liability, including interest, will not materially exceed amounts recorded in the consolidated financial statements.

6. Transactions With Affiliates

Affiliated notes and accounts receivable were as follows:

                                               December 31, 2000                December 31, 1999
                                       --------------------------------------------------------------------
                                           Par Value       Book Value       Par Value       Book Value
                                       --------------------------------------------------------------------
                                                                 (In Thousands)
American General Corporation,
   9%, due 2008                           $     4,725      $     3,486     $    4,725       $     3,410
American General Corporation,
   Promissory notes, due 2004                   9,786            9,786         12,232            12,232
American General Corporation,
   Restricted Subordinated Note,
   13 1/2%, due 2002                           25,321           25,321         27,378            27,378
                                       --------------------------------------------------------------------
Total notes receivable from affiliates         39,832           38,593         44,335            43,020
Accounts receivable from affiliates                 -           39,632              -            32,175
                                       --------------------------------------------------------------------
Indebtedness from affiliates              $    39,832      $    78,225     $   44,335       $    75,195
                                       ====================================================================

                    American General Life Insurance Company

6. Transactions With Affiliates (continued)

Various American General companies provide services to the Company, principally mortgage servicing and investment management services, provided by American General Investment Management Corporation on a fee basis. The Company paid approximately $85,002,378, $55,318,000, and $46,921,000, for such services in
2000, 1999, and 1998, respectively. Accounts payable for such services at December 31, 2000 and 1999 were not material. The Company rents facilities and provides services on an allocated cost basis to various American General companies. Beginning in 1998, amounts received by the Company from affiliates include amounts received by its wholly-owned, non-life insurance subsidiary, American General Life Companies ("AGLC"). AGLC provides shared services, including technology, to a number of American General Corporation's life insurance subsidiaries. The Company received approximately $171,650,000, $138,885,000, and $66,550,000, for such services and rent in 2000, 1999, and
1998, respectively. Accounts receivable for rent and services at December 31, 2000 and 1999 were not material.

The Company has 8,500 shares of $100 par value cumulative preferred stock authorized and outstanding with an $80 dividend rate, redeemable at $1,000 per share after December 31, 2000. The holder of this stock, The Franklin Life Insurance Company ("Franklin"), an affiliated company, is entitled to one vote per share, voting together with the holders of common stock.

7. Benefit Plans

7.1 Pension Plans

The Company has non-contributory defined benefit pension plans covering most employees. Pension benefits are based on the participant's compensation and length of credited service.

Equity and fixed maturity securities were 65% and 28%, respectively, of the plans' assets at the plans' most recent balance sheet dates. Additionally, 1% of plan assets were invested in general investment accounts of the Parent Company's subsidiaries through deposit administration insurance contracts.

                    American General Life Insurance Company

7. Benefit Plans (continued)

7.1 Pension Plans (continued)

The benefit plans have purchased annuity contracts from American General Corporation's subsidiaries to provide benefits for certain retirees. These contracts are expected to provide future annual benefits to certain retirees of American General Corporation and its subsidiaries of approximately $58 million.

The components of pension (income) expense and underlying assumptions were as follows:

                                                            2000             1999              1998
                                                     ------------------------------------------------------
                                                                        (In Thousands)
Service cost                                            $      4,605      $      3,575     $      3,693
Interest cost                                                  9,818             7,440            6,289
Expected return on plan assets                               (17,815)          (12,670)          (9,322)
Amortization                                                    (918)             (820)            (557)
Recognized Net Actuarial Loss/(Gain)                            (868)                -                -
                                                     ------------------------------------------------------
Pension (income) expense                                $     (5,178)     $     (2,475)    $        103
                                                     ======================================================

Discount rate on benefit obligation                             8.00%             7.75%            7.00%
Rate of increase in compensation levels                         4.50%             4.25%            4.25%
Expected long-term rate of return on plan assets
                                                               10.35%            10.35%           10.25%

The Company's funding policy is to contribute annually no more than the maximum deductible for federal income tax purposes. The funded status of the plans and the prepaid pension expense included in other assets at December 31 were as follows:


                                                             2000              1999
                                                       ------------------------------------
                                                                 (In Thousands)
Projected benefit obligation (PBO)                        $    130,175     $    100,600
Plan assets at fair value                                      187,266          145,863
                                                       ------------------------------------
Plan assets at fair value in excess of PBO                      57,091           45,263
Other unrecognized items, net                                  (32,730)         (26,076)
                                                       ------------------------------------
Prepaid pension expense                                   $     24,361     $     19,187
                                                       ====================================

                    American General Life Insurance Company

7. Benefit Plans (continued)

7.1 Pension Plans (continued)

The change in PBO was as follows:

                                                             2000              1999
                                                       ------------------------------------
                                                                 (In Thousands)
PBO at January 1                                          $    100,600     $     96,554
Service and interest costs                                      14,423           11,015
Benefits paid                                                   (5,394)          (4,919)
Actuarial loss                                                   1,668          (12,036)
Amendments, transfers, and acquisitions                         18,878            9,986
                                                       ------------------------------------
PBO at December 31                                        $    130,175     $    100,600
                                                       ====================================

The change in the fair value of plan assets was as follows:

                                                           2000              1999
                                                     ------------------------------------
                                                               (In Thousands)
Fair value of plan assets at January 1                  $    145,863     $    120,898
Actual return on plan assets                                   9,249           17,934
Benefits paid                                                 (5,344)          (4,919)
Acquisitions and other                                        37,498           11,950
                                                     ------------------------------------
Fair value of plan assets at December 31                $    187,266     $    145,863
                                                     ====================================

Postretirement Benefits Other Than Pensions

The Company has life, medical, supplemental major medical, and dental plans for certain retired employees and agents. Most plans are contributory, with retiree contributions adjusted annually to limit employer contributions to predetermined amounts. The Company has reserved the right to change or eliminate these benefits at any time.

                    American General Life Insurance Company

7. Benefit Plans (continued)

7.2 Postretirement Benefits Other Than Pensions (continued)

The life plans are insured through December 31, 1999. A portion of the retiree medical and dental plans is funded through a voluntary employees' beneficiary association ("VEBA"); the remainder is unfunded and self-insured. All of the retiree medical and dental plans' assets held in the VEBA were invested in readily marketable securities at its most recent balance sheet date.

Postretirement benefit expense in 2000, 1999, and 1998 was $35,000, $254,000, and $60,000, respectively. The accrued liability for postretirement benefits was $20.5 million and $18.8 million at December 31, 2000, 1999, and 1998, respectively. These liabilities were discounted at the same rates used for the pension plans.

8. Derivative Financial Instruments

8.1 Use of Derivative Financial Instruments

The Company's use of derivative financial instruments is generally limited to reducing its exposure to interest rate and currency exchange risk. The Company uses interest rate and currency swap agreements and options to enter into interest rate swap agreements. The Company accounts for these derivative and financial instruments as hedges. Hedge accounting requires a high correlation between changes in fair values or cash flows of the derivative financial instrument and the specific item being hedged, both at inception and throughout the life of the hedge.

8.2 Interest Rate and Currency Swap Agreements

Interest rate swap agreements are used to convert specific investment securities from a floating to a fixed rate basis, or vice versa, and to hedge against the risk of declining interest rates on anticipated security purchases.

Currency swap agreements are used to convert cash flows from specific investment securities denominated in foreign currencies into U.S. dollars at specific exchange rates and to hedge against currency rate fluctuation on anticipated security purchases.

                    American General Life Insurance Company

8. Derivative Financial Instruments (continued)

8.2 Interest Rate and Currency Swap Agreements (continued)

The difference between amounts paid and received on swap agreements is recorded on an accrual basis as an adjustment to net investment income or interest expense, as appropriate, over the periods covered by the agreements. The related amount payable to or receivable from counterparties is included in other liabilities or assets.

The fair values of swap agreements are recognized in the consolidated balance sheets if the hedge investments are carried at fair value or if they hedge anticipated purchases of such investments. In this event, changes in the fair value of a swap agreement are reported in net unrealized gains on securities included in other accumulated comprehensive income in shareholders' equity, consistent with the treatment of the related investment security.

For swap agreements hedging anticipated investment purchases, the net swap settlement amount or unrealized gain or loss is deferred and included in the measurement of the anticipated transaction when it occurs.

Swap agreements generally have terms of two to ten years. Any gain or loss from early termination of a swap agreement is deferred and amortized into income over the remaining term of the related investment. If the underlying investment is extinguished or sold, any related gain or loss on swap agreements is recognized in income.

                    American General Life Insurance Company

8. Derivative Financial Instruments (continued)

8.2 Interest Rate and Currency Swap Agreements (continued)

Interest rate and currency swap agreements related to investment securities at December 31 were as follows:

                                                                             2000        1999
                                                                       ---------------------------
                                                                           (Dollars in Millions)
Interest rate swap agreements to receive fixed rate:
   Notional amount                                                        $   160      $    160
   Average receive rate                                                      6.74%         6.73%
   Average pay rate                                                          6.94%         6.55%
Currency swap agreements (receive U.S. dollars/pay Canadian dollars):
      Notional amount (in U.S. dollars)                                   $    74      $    124
      Average exchange rate                                                  1.43          1.50
Currency swap agreements (receive U.S. dollars/pay Australian dollars):
      Notional amount (in U.S. dollars)                                   $    23      $     23
      Average exchange rate                                                  1.85          0.65

8.3 Swaptions

Options to enter into interest rate swap agreements are used to limit the Company's exposure to reduced spreads between investment yields and interest crediting rates should interest rates decline significantly over prolonged periods. During such periods, the spread between investment yields and interest crediting rates may be reduced as a result of certain limitations on the Company's ability to manage interest crediting rates. Call swaptions allow the Company to enter into interest rate swap agreements to receive fixed rates and pay lower floating rates, effectively increasing the spread between investment yields and interest crediting rates.

During prolonged periods of increasing interest rates, the spread between investment yields and interest crediting rates may be reduced if the Company decides to increase interest crediting rates to limit surrenders. Put swaptions, which allow the Company to enter into interest rate swap agreements to pay fixed rates and receive higher floating rates, effectively maintain the spread between investment yields and interest crediting rates during such periods.

                    American General Life Insurance Company

8. Derivative Financial Instruments (continued)

8.3 Swaptions (continued)

Premiums paid to purchase swaptions are included in investments and are amortized to net investment income over the exercise period of the swaptions. If a swaption is terminated, any gain is deferred and amortized to insurance and annuity benefits over the expected life of the insurance and annuity contracts and any unamortized premium is charged to income. If a swaption ceases to be an effective hedge, any related gain or loss is recognized in income.

Swaptions at December 31 were as follows:

                                           2000          1999
                                      ------------------------------
                                          (Dollars in Millions)
Call swaptions:
   Notional amount                       $    723      $   3,780
   Average strike rate                       5.00%          4.52%

Put swaptions:
   Notional amount                       $    790      $   2,140
   Average strike rate                       8.70%          8.60%

8.4 Credit and Market Risk

Derivative financial instruments expose the Company to credit risk in the event of non-performance by counterparties. The Company limits this exposure by entering into agreements with counterparties having high credit ratings and by regularly monitoring the ratings. The Company does not expect any counterparty to fail to meet its obligation; however, non-performance would not have a material impact on the Company's consolidated results of operations or financial position.

The Company's exposure to market risk is mitigated by the offsetting effects of changes in the value of the agreements and the related items being hedged.

                    American General Life Insurance Company

9. Fair Value of Financial Instruments

Carrying amounts and fair values for certain of the Company's financial instruments at December 31 are presented below. Care should be exercised in drawing conclusions based on fair value, since (1) the fair values presented do not include the value associated with all the Company's assets and liabilities, and (2) the reporting of investments at fair value without a corresponding evaluation of related policyholders liabilities can be misinterpreted.

                                                   2000                      1999
                                           Fair       Carrying         Fair       Carrying
                                          Value        Amount         Value        Amount
                                    ----------------------------------------------------------------
                                                                (In millions)
Assets
Fixed maturity and equity securities    $ 27,406      $  27,406       $  27,266      $ 27,266
Mortgage loans on real estate              2,090          2,084           1,829         1,919
Policy loans                               1,357          1,297           1,205         1,235
Short-term investments                       140            140             124           124
Assets held in separate accounts          22,226         22,226          23,232        23,232

Liabilities
Insurance investment contracts            25,038         25,328          24,099        25,917
Liabilities related to separate
    accounting                            22,226         22,226          23,232        23,232

The following methods and assumptions were used to estimate the fair value of financial instruments:

         Fixed Maturity and Equity Securities

         Fair values of fixed maturity and equity securities were based on quoted market prices, where available. For investments not actively traded, fair values were estimated using values obtained from independent pricing services or, in the case of some private placements, by discounting expected future cash flows using a current market rate applicable to yield, credit quality, and average life of investments.

                    American General Life Insurance Company

9. Fair Value of Financial Instruments (continued)

         Mortgage Loans on Real Estate

         Fair value of mortgage loans was estimated primarily using discounted cash flows, based on contractual maturities and risk-adjusted discount rates.

         Policy Loans

         Fair value of policy loans was estimated using discounted cash flows and actuarially determined assumptions, incorporating market rates.

         Investment in Parent Company

         The fair value of the investment in Parent Company is based on quoted market prices of American General Corporation common stock.

         Assets and Liabilities Related to Separate Accounts

         The fair value of Separate Account assets and liabilities was based on quoted net asset value per share of the underlying mutual funds.

         Derivative Financial Instruments

         If the Company elected to terminate the interest rate swaps, they would have paid $-0- million and $4.7 million at December 31, 2000 and 1999, respectively, and received $11.4 million and $2.3 million at December 31, 2000 and 1999. These fair values were estimated using cash flows discounted at current market rates.

         Insurance Investment Contracts

         Fair value of insurance investment contracts was estimated using cash flows discounted at market interest rates.

                    American General Life Insurance Company

9. Fair Value of Financial Instruments (continued)

         Indebtedness From Affiliates

         Indebtedness from affiliates is composed of accounts receivable and notes receivable from affiliates. Due to the short-term nature of accounts receivable, fair value is assumed to equal carrying value. Fair value of notes receivable was estimated using discounted cash flows based on contractual maturities and discount rates that were based on U.S. Treasury rates for similar maturity ranges.

10. Dividends Paid

American General Life Insurance Company paid $251 million, $187 million, and $244 million, in dividends on common stock to AGC Life Insurance Company in 2000, 1999, and 1998, respectively. The Company also paid $680 thousand per year in dividends on preferred stock to an affiliate, The Franklin Life Insurance Company, in 2000, 1999, and 1998.

11. Restrictions, Commitments, and Contingencies

The Company and its insurance subsidiaries are restricted by state insurance laws as to the amounts they may pay as dividends without prior approval from their respective state insurance departments. At December 31, 2000, approximately $3.1 billion of consolidated shareholder's equity represents net assets of the Company, which cannot be transferred, in the form of dividends, loans, or advances to the Parent Company. Approximately $2.3 billion of consolidated shareholders' equity is similarly restricted as to transfer from its subsidiaries to the Company.

Generally, the net assets of the Company's subsidiaries available for transfer to the Parent are limited to the amounts that the subsidiaries' net assets, as determined in accordance with statutory accounting practices, exceed minimum statutory capital requirements. However, payments of such amounts as dividends may be subject to approval by regulatory authorities and are generally limited to the greater of 10% of policyholders' surplus or the previous year's statutory net gain from operations.

The Company has various leases, substantially all of which are for office space and facilities. Rentals under financing leases, contingent rentals, and future minimum rental commitments and rental expense under operating leases are not material.

                    American General Life Insurance Company

11. Restrictions, Commitments, and Contingencies (continued)

In recent years, various life insurance companies have been named as defendants in class action lawsuits relating to life insurance pricing and sales practices, and a number of these lawsuits have resulted in substantial settlements. On December 16, 1998, American General Corporation announced that certain of its life insurance subsidiaries had entered into agreements to resolve all pending market conduct class action lawsuits.

In conjunction with the proposed settlements, the Company recorded a charge of $97.1 million ($63.1 million after-tax) in the fourth quarter of 1998. The charge covered the cost of policyholder benefits and other anticipated expenses resulting from the proposed settlements, as well as other administrative and legal costs.

On December 31, 1998, the Company entered into an agreement with the Parent Company whereby the Company assigned, and the Parent Company assumed, $80.1 million of the liabilities of the Company related to the proposed resolution. The liabilities of American General Life Insurance Company of New York, which totaled $17.0 million, were not assumed by the Parent Company. As consideration for the assumption of the liabilities, the Company paid the Parent Company an amount equal to the liabilities recorded with respect to the proposed resolution of the litigation. As of December 31, 2000, the Company has a remaining market conduct litigation liability of $6.3 million recorded.

The Company is party to various other lawsuits and proceedings arising in the ordinary course of business. These lawsuits and proceedings include certain class action claims and claims filed by individuals who have excluded themselves from settlement of class action lawsuits relating to life insurance pricing and sales practices. In addition, many of these proceedings are pending in jurisdictions that permit damage awards disproportionate to the actual economic damages alleged to have been incurred. Based upon information presently available, the Company believes that the total amounts that will ultimately be paid, if any, arising from these lawsuits and proceedings will not have a material adverse effect on the Company's results of operations and financial position. However, it should be noted that the frequency of large damage awards, including large punitive damage awards, that bear little or no relation to actual economic damages incurred by plaintiffs in some jurisdictions continues to create the potential for an unpredictable judgment in any given suit.

                    American General Life Insurance Company

11. Restrictions, Commitments, and Contingencies (continued)

Insurance companies that are under regulatory supervision result in assessments by state guaranty funds to cover losses to policyholders of insolvent or rehabilitated insurance companies. Those mandatory assessments may be partially recovered through a reduction in future premium taxes in certain states. At December 31, 2000 and 1999, the Company has accrued $3.8 million and $8.6 million, respectively, for guaranty fund assessments, net of $-0- million and $3.4 million, respectively, of premium tax deductions. The Company has recorded receivables of $5.9 million and $4.4 million at December 31, 2000 and 1999, respectively, for expected recoveries against the payment of future premium taxes. Expenses incurred for guaranty fund assessments were $6.2 million, $2.1 million, and $3.6 million, in 2000, 1999, and 1998, respectively.

                    American General Life Insurance Company

12. Reinsurance

Reinsurance transactions for the years ended December 31, 2000, 1999, and 1998 were as follows:

                                                            Ceded to        Assumed                          Percentage
                                                Gross         Other        From Other                        of Amount
                                               Amount       Companies      Companies        Net Amount      Assumed to Net
                                         -----------------------------------------------------------------------------------
                                                                     (In Thousands)
December 31, 2000
Life insurance in force                    $ 53,258,777    $ 21,254,765     $    401,854    $ 32,405,866        1.24%
                                         ====================================================================
Premiums:
   Life insurance and annuities                 138,418          77,566              810          61,662        1.31%
   Accident and health insurance                    877             127                -             750        0.00%
                                         --------------------------------------------------------------------
Total premiums                             $    139,295    $     77,693     $        810    $     62,412        1.30%
                                         ====================================================================
December 31, 1999
Life insurance in force                    $ 50,060,334    $ 17,056,734     $    524,062    $ 33,527,662        1.56%
                                         ====================================================================
Premiums:
   Life insurance and annuities            $    101,900    $     49,530     $        252    $     52,622        0.48%
   Accident and health insurance                    977              84                -             893        0.00%
                                         --------------------------------------------------------------------
Total premiums                             $    102,877    $     49,614     $        252    $     53,515        0.47%
                                         ====================================================================
December 31, 1998
Life insurance in force                    $ 46,057,031    $ 13,288,183     $    629,791    $ 33,398,639        1.89%
                                         ====================================================================
Premiums:
   Life insurance and annuities            $     90,298    $     42,235     $        117    $     48,180        0.24%
   Accident and health insurance                  1,134              87                -           1,047        0.00%
                                         --------------------------------------------------------------------
Total premiums                             $     91,432    $     42,322     $        117    $     49,227        0.24%
                                         ====================================================================

Reinsurance recoverable on paid losses was approximately $12.2 million, $8.0 million, and $7.7 million, at December 31, 2000, 1999, and 1998, respectively. Reinsurance recoverable on unpaid losses was approximately $3.2 million, $10.5 million, and $2.5 million, at December 31, 2000, 1999, and 1998, respectively.

                    American General Life Insurance Company

13. Division Operations

13.1 Nature of Operations

The Company manages its business operation through two divisions, which are based on products and services offered.

Retirement Services

The Retirement Services Division provides tax-deferred retirement annuities and employer-sponsored retirement plans to employees of educational, health care, public sector, and other not-for-profit organizations marketed nationwide through exclusive sales representatives.

Life Insurance

The Life Insurance division provides traditional, interest-sensitive, and variable life insurance and annuities to a broad spectrum of customers through multiple distribution channels focused on specific market segments.

                    American General Life Insurance Company

13. Division Operations

13.2 Division Results

Results of each division exclude goodwill amortization, net realized investment gains, and non-recurring items.

Division earnings information was as follows:

                                Revenues                  Income Before Taxes                   Earnings
                     ------------------------------------------------------------------------------------------------
                        2000      1999      1998       2000       1999       1998       2000       1999      1998
                     ------------------------------------------------------------------------------------------------
                                                              (In Millions)
Retirement Services    $ 2,215   $ 2,088   $ 1,987    $   702    $  567    $  469     $   463     $  374    $ 315
Life Insurance             942       883       870        199       191       162         143        123      107
                     ------------------------------------------------------------------------------------------------
Total divisions          3,157     2,971     2,857        901       758       631         606        497      422
Goodwill amortization        -         -         -         (1)       (2)       (2)         (1)        (2)      (2)
RG (L)                     (98)        5       (34)       (98)        5       (34)        (64)         3      (22)
Nonrecurring items           -         -         -          -         -      (125)(a)       -          -      (81)(a)
                     ------------------------------------------------------------------------------------------------
Total consolidated     $ 3,059   $ 2,976   $ 2,823    $   802    $  761    $  470     $   541     $  498    $ 317
                     ================================================================================================

(a) Includes $97 million pretax ($63 million after-tax) in litigation settlements and $28 million pretax ($18 million after-tax) in Year 2000 costs.

Division balance sheet information was as follows:

                                                                 Assets                       Liabilities
                                                    -----------------------------------------------------------------
                                                                              December 31
                                                    -----------------------------------------------------------------
In millions                                               2000            1999            2000            1999
                                                    -----------------------------------------------------------------
Retirement Services                                    $    46,356     $    47,323     $    43,970     $    45,359
Life Insurance                                              10,685           9,837           9,610           8,955
                                                    -----------------------------------------------------------------
Total consolidated                                     $    57,041     $    57,160     $    53,580     $    54,314
                                                    =================================================================

                    American General Life Insurance Company

14. Subsequent Event

On March 11, 2001, American General Corporation entered into a definitive merger agreement with Prudential plc. Under the agreement, American General Corporation's shareholders will exchange shares of American General Corporation's common stock for 3.6622 shares of Prudential plc common stock. The transaction, which is subject to shareholder and regulatory approvals, is expected to be completed in third quarter 2001.

PART II

(OTHER INFORMATION)


UNDERTAKING TO FILE REPORTS

     Subject to the terms and conditions of Section 15(d) of the Securities Exchange Act of 1934, the undersigned Registrant hereby undertakes to file with the Securities and Exchange Commission such supplementary and periodic information, documents, and reports as may be prescribed by any rule or regulation of the Commission heretofore, or hereafter duly adopted pursuant to authority conferred in that section.

RULE 484 UNDERTAKING

     American General Life Insurance Company's Bylaws provide in Article VII, for indemnification of directors, officers and employees of the Company.

     Insofar as indemnification for liability arising under the Securities Act of 1933 (the "Act") may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

REPRESENTATION PURSUANT TO SECTION 26(e)(2)(A) OF THE INVESTMENT COMPANY ACT OF 1940

     American General Life Insurance Company hereby represents that the fees and charges deducted under the Policy, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and risks assumed by American General Life Insurance Company.

CONTENTS OF REGISTRATION STATEMENT

     This Registration Statement contains the following papers and documents:

     The 2 facing sheets, including the Note.
     Cross-Reference Table.
     Prospectus supplement, consisting of 2 pages of text, plus 22 financial pages of Separate Account VL-R, plus 48 financial pages of American General Life Insurance Company.
     The undertaking to file reports.
     The Rule 484 undertaking.
     Representation pursuant to Section 26(e)(2)(A).
     The signatures.
     Written Consents of the following persons:

          Independent Auditors

The following exhibits:

     1. Exhibits required by Article IX, paragraph A of Form N-8B-2:

          (1)  (a)        Resolutions of Board of Directors of American General
                          Life Insurance Company authorizing the establishment of Separate Account VL-R. (1)

               (b) Resolutions of Board of Directors of American General Life Insurance Company authorizing the establishment of variable life insurance standards of suitability and conduct. (1)

          (2)  Not applicable.

          (3)  (a)        Form of Distribution Agreement between American
                          General Life Insurance Company and American General
                          Distributors, Inc. (16)

               (b)  (i)   Form of Selling Group Agreement. (16)

                    (ii) Form of Selling Group Agreement, Schedule A (identifying the policy offered) and Schedule B (describing the commissions paid). (14)

               (c) Schedule of Commissions (incorporated by reference from the text included under the heading "Distribution of the Policies" in the prospectus that is filed as part of this Registration Statement).

          (4)  Not applicable.

          (5) Specimen form of the "Platinum Investor/SM/ Survivor" Variable Universal Life Insurance Policy (Policy Form No. 99206). (14)

          (6)  (a)        Amended and Restated Articles of Incorporation of
                          American General Life Insurance Company, effective
                          December 31, 1991. (2)

               (b) Bylaws of American General Life Insurance Company, adopted January 22, 1992. (3)

               (c) Amendment to the Amended and Restated Articles of Incorporation of American General Life Insurance Company, effective July 13, 1995. (5)

          (7)  Not applicable.

          (8)  (a)  (i)   Form of Participation Agreement by and Among AIM
                          Variable Insurance Funds, Inc., A I M Distributors,
                          Inc., American General Life Insurance Company, on
                          Behalf of Itself and its Separate Accounts, and American General Securities Incorporated. (6)

                    (ii) Form of Amendment Three to Participation Agreement by and among AIM Variable Insurance Funds, Inc., A I M Distributors, Inc., American General Life Insurance Company, on Behalf of Itself and its Separate Accounts, and American General Securities Incorporated dated as of February 1, 2000. (13)

                    (iii) Form of Amendment Four to Participation Agreement by
                          and Among AIM Variable Insurance Funds, Inc., A I M Distributors, Inc., American General Life Insurance Company, on Behalf of Itself and its Separate Accounts, and American General Securities Incorporated. (16)

               (b)  (i)   Form of Participation Agreement by and between The
                          Variable Annuity Life Insurance Company, American
                          General Series Portfolio Company, American General
                          Securities Incorporated and American General Life
                          Insurance Company. (10)

                    (ii) Amendment One to Participation Agreement by and between The Variable Annuity Life Insurance Company, American General Series Portfolio Company, American General Securities Incorporated and American General Life Insurance Company dated as of July 21, 1998. (8)

                    (iii) Form of Amendment Two to Participation Agreement by
                          and between The Variable Annuity Life Insurance Company, American General Series Portfolio Company, American General Securities Incorporated and American General Life Insurance Company. (15)

                    (iv) Form of Amendment Three to Participation Agreement by and between The Variable Annuity Life Insurance Company, American General Series Portfolio Company, American General Securities Incorporated and American General Life Insurance Company. (16)

               (c)  (i)   Form of Participation Agreement Between American
                          General Life Insurance Company and Dreyfus Variable
                          Investment Fund, The Dreyfus Socially Responsible
                          Growth Fund, Inc. and Dreyfus Life and Annuity Index
                          Fund, Inc. (6)

                    (ii) Amendment One to Participation Agreement by and among American General Life Insurance Company, Dreyfus Variable Investment Fund, The Dreyfus Socially Responsible Growth Fund, Inc. and Dreyfus Life and Annuity Index Fund, Inc. dated December 1, 1998. (8)

               (d)  (i)   Form of Participation Agreement Among MFS Variable
                          Insurance Trust, American General Life Insurance
                          Company and Massachusetts Financial Services Company.
                          (6)

                    (ii) Form of Amendment Three to Participation Agreement by and among MFS Variable Insurance Trust, American General Life Insurance Company and Massachusetts Financial Services Company dated as of February 1, 2000. (13)

                    (iii) Form of Amendment Five to Participation Agreement by
                          and among MFS Variable Insurance Trust, American General Life Insurance Company and Massachusetts Financial Services Company. (15)

               (e)  (i)   Participation Agreement among Morgan Stanley Universal
                          Funds, Inc., Morgan Stanley Asset Management Inc.,
                          Miller Anderson & Sherrerd LLP, Van Kampen American
                          Capital Distributors, Inc., American General Life
                          Insurance Company and American General Securities
                          Incorporated. (9)

                    (ii) Amendment Number 1 to Participation Agreement among Morgan Stanley Universal Funds, Inc., Morgan Stanley Asset Management Inc., Miller Anderson & Sherrerd LLP, Van Kampen American Capital Distributors, Inc., American General Life Insurance Company and American General Securities Incorporated. (11)

                    (iii) Form of Amendment Six to Participation Agreement Among
                          Morgan Stanley Universal Funds, Inc., Van Kampen American Capital Distributors, Inc., Morgan Stanley Asset Management Inc., Miller Anderson & Sherrerd, LLP, American General Life Insurance Company and American General Securities Incorporated. (14)

                    (iv) Form of Amendment Seven to Participation Agreement Among Morgan Stanley Universal Funds, Inc., Van Kampen American Capital Distributors, Inc., Morgan Stanley Asset Management Inc., Miller Anderson & Sherrerd, LLP, American General Life Insurance Company, and American General Securities Incorporated. (16)

               (f) Form of Participation Agreement Among Putnam Variable Trust, Putnam Mutual Funds Corp., and American General Life Insurance Company. (6)

               (g)  (i)   Form of Participation Agreement Among American General
                          Life Insurance Company, American General Securities
                          Incorporated, SAFECO Resources Series Trust and SAFECO
                          Securities, Inc. (6)

                    (ii) Form of Amendment Three to Participation Agreement among American General Life Insurance Company, American General Securities Incorporated, SAFECO Resources Series Trust and SAFECO Securities, Inc., dated as of January 1, 2000. (14)

                    (iii) Form of Amendment Four Participation Agreement Among
                          American General Life Insurance Company, American General Securities Incorporated, SAFECO Resource Series Trust, and SAFECO Securities, Inc. (16)

               (h)  (i)   Amended and Restated Participation Agreement by and
                          among American General Life Insurance Company,
                          American General Securities Incorporated, Van Kampen
                          American Capital Life Investment Trust, Van Kampen
                          American Capital Asset Management, Inc., and Van
                          Kampen American Capital Distributors, Inc. (9)

                    (ii) Amendment One to Amended and Restated Participation Agreement by and among American General Life Insurance Company, American General Securities Incorporated, Van Kampen American Capital Life Investment Trust, Van Kampen American Capital Asset Management, Inc., and Van Kampen American Capital Distributors, Inc. (8)

                    (iii) Form of Amendment Five to Amended and Restated
                          Participation Agreement among American General Life Insurance Company, American General Securities Incorporated, Van Kampen American Capital Life Investment Trust, Van Kampen American Capital Distributors, Inc. and Van Kampen Asset Management Inc. (13)

                    (iv) Form of Amendment Six to Amended and Restated Participation Agreement among Van Kampen Life Investment Trust, Van Kampen Funds Inc., Van Kampen Asset Management Inc., American General Life Insurance Company and American General Securities Incorporated.
                          (16)

               (i) Form of Administrative Services Agreement between American General Life Insurance Company and fund distributor. (5)

               (j) Form of Administrative Services Agreement between American General Life Insurance Company, Miller Anderson & Sherrard LLP and Morgan Stanley Dean Witter Investment Management Inc. (14)

               (k) Form of Administrative Services Agreement between American General Life Insurance Company and SAFECO Asset Management Company. (14)

               (l) Form of Administrative Services Agreement between Van Kampen Asset Management Inc. and American General Life Insurance Company dated January 1, 2000. (13)

               (m) Form of Services Agreement dated July 31, 1975, (limited to introduction and first two recitals, and sections 1-3) among various affiliates of American General Corporation, including American General Life Insurance Company and American General Life Companies.
                          (7)

               (n) Administrative Services Agreement dated as of June 1, 1998, between American General Life Insurance Company and AIM Advisors, Inc. (4)

               (o)  (i)   Administrative Services Agreement dated as of August
                          11, 1998, between American General Life Insurance
                          Company and The Dreyfus Corporation. (4)

                    (ii) Amendment to Administrative Services Agreement dated as of August 11, 1998, between American General Life Insurance Company and the Dreyfus Corporation effective as of December 1, 1998. (4)

               (p)  (i)   Form of Participation Agreement by and between
                          American General Life Insurance Company, Ayco Asset
                          Management and Ayco Series Trust. (15)

                    (ii) Form of Amendment No. 1 to Participation Agreement by and between American General Life Insurance Company, Ayco Asset Management and Ayco Series Trust. (21)

               (q) Form of Amended and Restated Participation Agreement by and between Variable Insurance Products Fund, Fidelity Distributors Corporation and American General Life Insurance Company. (15)

               (r) Form of Amended and Restated Participation Agreement by and between Variable Insurance Products Fund II, Fidelity Distributors Corporation and American General Life Insurance Company. (15)

               (s) Form of Participation Agreement by and between American General Life Insurance Company and J. P. Morgan Series Trust II. (15)

               (t) Form of Fund Participation Agreement by and between American General Life Insurance Company and Janus Aspen Series. (15)

               (u) Form of Participation Agreement by and between American General Life Insurance Company, PIMCO Variable Insurance Trust and PIMCO Funds Distributor LLC. (15)

               (v) Form of Participation Agreement by and between Vanguard Variable Insurance Funds, The Vanguard Group, Inc., Vanguard Marketing Corporation and American General Life Insurance Company. (15)

               (w) Form of Participation Agreement by and between American General Life Insurance Company, Warburg Pincus Trust, Credit Suisse Asset Management, LLC and Credit Suisse Asset Management Securities, Inc. (15)

               (x)  (i)   Form of Administrative Services Agreement by and
                          between Ayco Asset Management and American General
                          Life Insurance Company. (15)

                    (ii) Form of Amendment No. 1 to Administrative Services Agreement by and between Ayco Asset Management and American General Life Insurance Company. (21)

               (y) Form of Service Contract by and between Fidelity Distributors Corporation and American General Life Insurance Company. (15)

               (z) Form of Service Agreement by and between Fidelity Investments Institutional Operations Company, Inc. and American General Life Insurance Company. (15)

               (aa) Form of Administrative Services Agreement by and between American General Life Insurance Company and Morgan Guaranty Trust Company of New York. (15)

               (bb) Form of Distribution and Shareholder Services Agreement by and between Janus Distributors, Inc. and American General Life Insurance Company. (15)

               (cc) Form of Services Agreement by and between American General Life Insurance Company and Pacific Investment Management, LLC. (15)

               (dd) Form of PIMCO Variable Insurance Trust Series Agreement by and between American General Life Insurance Company and PIMCO Variable Insurance Trust.
                          (15)

               (ee) Form of Administrative Services Agreement by and between American General Life Insurance Company and Credit Suisse Asset Management, LLC. (15)

               (ff) Form of Shareholder Services Agreement by and between American General Life Insurance Company and American Century Investment Management, Inc. (19)

               (gg) Sales Agreement by and between American General Life Insurance Company, Neuberger & Berman Advisors Management Trust and Neuberger & Berman Management Incorporated. (19)

               (hh) Form of Assignment and Modification Agreement by and between Neuberger & Berman Management Incorporated and American General Life Insurance Company. (19)

               (ii) Form of Administrative Services Agreement by and between American General Life Insurance Company and Neuberger & Berman Management Incorporated. (19)

               (jj)  (i)  Form of Participation Agreement by and among American
                          General Life Insurance Company, Franklin Templeton Variable Insurance Products Trust and Franklin Templeton Distributors, Inc. (22)

                    (ii) Form of Amendment to Participation Agreement by and among American General Life Insurance Company, Franklin Templeton Variable Insurance Products Trust and Franklin Templeton Distributors, Inc., effective May 1, 2000. (18)

                    (iii) Form of Amendment to Participation Agreement by and
                          among American General Life Insurance Company, Franklin Templeton Variable Insurance Products Trust and Franklin Templeton Distributors, Inc., effective November 1, 2001. (23)

               (kk) (i) Form of Administrative Services Agreement by and among American General Life Insurance Company and Franklin Templeton Services, Inc., dated as of July 1, 1999.
                          (24)

                    (ii) Form of Amendment to Administrative Services Agreement by and among American General Life Insurance Company and Franklin Templeton Services, LLC, effective November 1, 2001. (23)

          (9)  Not applicable.

          (10) (a) Specimen form of Multiple Insured Life Insurance Application - Part A. (14)

               (b)  Specimen form of Multiple Insured Life Insurance Application
                    - Part B. (14)

               (c) Specimen form of Medical Exam Form Life Insurance Application. (14)

               (d) Specimen form of amended Supplemental Application. (Filed herewith)

               (e)  Form of amended Service Request Form.  (Filed herewith)

               (f) Description of American General Life Insurance Company's Issuance, Transfer and Redemption Procedures for Variable Universal Life Insurance Policies Pursuant to Rule 6e-3(T)(b)(12)(iii) under the Investment Company Act of 1940.
                    (18)

          (11) Not applicable. Rule 17j(1)(c)(i) of the Investment Company Act of 1940 specifically exempts the Separate Account from adopting a code of ethics.

     Other Exhibits

          2(a) Opinion and Consent of Pauletta P. Cohn, General Counsel, Life Insurance Operations of American General Life Companies. (14)

          2(b) Opinion and Consent of American General Life Insurance Company's actuary. (14)

          3     Not applicable.

          4     Not applicable.

          6     Consent of Independent Auditors.  (Filed herewith)

          7     Powers of Attorney. (20)

-------------------------------------

(1) Incorporated by reference to initial filing of Form S-6 Registration Statement (File No. 333-42567) of American General Life Insurance Company Separate Account VL-R filed on December 18, 1997.

(2) Incorporated by reference to initial filing of Form N-4 Registration Statement (File No. 33-43390) of American General Life Insurance Company Separate Account D filed on October 16, 1991.

(3) Incorporated by reference to Post-Effective Amendment No. 1 to Form N-4 Registration Statement (File No. 33-43390) of American General Life Insurance Company Separate Account D filed on April 30, 1992.

(4) Incorporated by reference to initial filing of Form N-4 Registration Statement (File No. 333-70667) of American General Life Insurance Company Separate Account D filed on January 15, 1999.

(5) Incorporated by reference to Pre-Effective Amendment No. 3 to Form S-6 Registration Statement (File No. 333-53909) of American General Life Insurance Company Separate Account VL-R filed on August 19, 1998.

(6) Incorporated by reference to Pre-Effective Amendment No. 1 to Form S-6 Registration Statement (File No. 333-42567) of American General Life Insurance Company Separate Account VL-R filed on March 23, 1998.

(7) Incorporated by reference to Pre-Effective Amendment No. 23 to Form N-4 Registration Statement (File No. 33-44745) of American General Life Insurance Company Separate Account A filed on April 24, 1998.

(8) Incorporated by reference to Pre-Effective Amendment No. 1 to Form N-4 Registration Statement (File No. 333-70667) of American General Life Insurance Company Separate Account D filed on March 18, 1999.

(9) Incorporated by reference to Post-Effective Amendment No. 12 to Form N-4 Registration Statement (File No. 33-43390) of American General Life Insurance Company Separate Account D filed on April 30, 1997.

(10) Incorporated by reference to Pre-Effective Amendment No. 1 to Form N-4 Registration Statement (File No. 333-40637) of American General Life Insurance Company Separate Account D filed on February 12, 1998.

(11) Incorporated by reference to Pre-Effective Amendment No. 1 to Form S-6 Registration Statement (File No. 333-80191) of American General Life Insurance Company Separate Account VL-R filed on August 25, 1999.

(12) Incorporated by reference to initial filing of Form S-6 Registration Statement (File No. 333-90787) of American General Life Insurance Company Separate Account VL-R filed on November 12, 1999.

(13) Incorporated by reference to Pre-Effective Amendment No. 1 to Form S-6 Registration Statement (File No. 333-87307) of American General Life Insurance Company Separate Account VL-R filed on January 20, 2000.

(14) Incorporated by reference to Pre-Effective Amendment No. 1 to Form S-6 Registration Statement (File No. 333-90787) of American General Life Insurance Company Separate Account VL-R filed on February 4, 2000.

(15) Incorporated by reference to Post-Effective Amendment No. 2 to Form S-6 Registration Statement (File No. 333-80191) of American General Life Insurance Company Separate Account VL-R filed on September 20, 2000.

(16) Incorporated by reference to Post-Effective Amendment No. 4 to Form S-6 Registration Statement (File No. 333-42567) of American General Life Insurance Company Separate Account VL-R filed on October 11, 2000.

(17) Incorporated by reference to Post-Effective Amendment No. 1 to Form S-6 Registration Statement (File No. 333-90787) of American General Life Insurance Company Separate Account VL-R filed on October 18, 2000.

(18) Incorporated by reference to Post-Effective Amendment No. 2 to Form S-6 Registration Statement (File No. 333-89897) of American General Life Insurance Company Separate Account VL-R filed on April 10, 2001.

(19) Incorporated by reference to Pre-Effective Amendment No. 1 to Form S-6 Registration Statement (File No. 333-89897) of American General Life Insurance Company Separate Account VL-R filed on January 21, 2000.

(20) Incorporated by reference to Post-Effective Amendment No. 2 to Form S-6 Registration Statement (File No. 333-90787) of American General Life Insurance Company Separate Account VL-R filed on April 13, 2001.

(21) Incorporated by reference to Pre-Effective Amendment No. 1 to Form S-6 Registration Statement (File No. 333-65170) of American General Life Insurance Company Separate Account VL-R filed on October 10, 2001.

(22) Incorporated by reference to Post-Effective Amendment No. 1 to Form S-6 Registration Statement (File No. 333-89897) of American General Life Insurance Company Separate Account VL-R filed on April 26, 2000.

(23) Incorporated by reference to Post-Effective Amendment No. 1 to Form S-6 Registration Statement (File No. 333-65170) of American General Life Insurance Company Separate Account VL-R filed on December 3, 2001.

(24) Incorporated by reference to Post-Effective Amendment No. 1 to Form S-6 Registration Statement (File No. 333-87307) of American General Life Insurance Company Separate Account VL-R filed on October 10, 2000.

                               POWERS OF ATTORNEY

     Each person whose signature appears below hereby appoints Robert F. Herbert, Jr. and Pauletta P. Cohn and each of them, any one of whom may act without the joinder of the others, as his/her attorney-in-fact to sign on his/her behalf and in the capacity stated below and to file all amendments to this registration statement, which amendment or amendments may make such changes and additions to this registration statement as such attorney-in-fact may deem necessary or appropriate.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933, the registrant, American General Life Insurance Company Separate Account VL-R, certifies that it meets all of the requirements for effectiveness of this amended registration statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this amended registration statement to be signed on its behalf by the undersigned thereunto duly authorized, and its seal to be hereunto affixed and attested, all in the city of Houston, and state of Texas, on the 5th day of December, 2001.


                              AMERICAN GENERAL LIFE INSURANCE
                              COMPANY
                              SEPARATE ACCOUNT VL-R
                              (Registrant)

                         BY:  AMERICAN GENERAL LIFE INSURANCE
                              COMPANY
                              (On behalf of the Registrant and itself)



                         BY:  /s/ ROBERT F. HERBERT, JR.
                              --------------------------------------
                              Robert F. Herbert, Jr.
                              Senior Vice President, Treasurer and
                                 Controller


[SEAL]



ATTEST:   /s/  LAUREN W. JONES
          --------------------
          Lauren W. Jones
          Assistant Secretary

     Pursuant to the requirements of the Securities Act of 1933, this amended registration statement has been signed below by the following persons in the capacities and on the dates indicated.


Signature                           Title                    Date
---------                           -----                    ----


RODNEY O. MARTIN, JR.*        Director, Chairman and    December 5, 2001
----------------------        Chief Executive Officer
(Rodney O. Martin, Jr.)


DONALD W. BRITTON*            Director                  December 5, 2001
------------------
(Donald W. Britton)


DAVID L. HERZOG*              Director, Executive Vice  December 5, 2001
----------------              President and Chief
(David L. Herzog)             Financial Officer


DAVID A. FRAVEL*              Director                  December 5, 2001
----------------
(David A. Fravel)


ROYCE G. IMHOFF, II*          Director                  December 5, 2001
--------------------
(Royce G. Imhoff, II)


JOHN V. LAGRASSE*             Director                  December 5, 2001
-----------------
(John V. LaGrasse)



* /s/  ROBERT F. HERBERT, JR.
-----------------------------
By:  Robert F. Herbert, Jr.
     Attorney-in-Fact

EXHIBIT INDEX:

The following exhibits:

     1.  Exhibits required by Article IX, paragraph A of Form N-8B-2:

          (10)(d) Specimen form of amended Supplemental Application.

          (10)(e) Form of amended Service Request Form.


     Other Exhibits

          6    Consent of Independent Auditors.

                                      E-1